                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-3706
                                  ----------------------------------------------

            AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        4500 MAIN STREET, KANSAS CITY, MISSOURI          64111
--------------------------------------------------------------------------------
       (Address of principal executive offices)        (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:      816-531-5575
                                                    ----------------------------

Date of fiscal year end:            08-31
                            ----------------------------------------------------

Date of reporting period:           11-30-2007
                            ----------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
CALIFORNIA TAX-FREE MONEY MARKET FUND
NOVEMBER 30, 2007

[american century investments logo and text logo]

CALIFORNIA TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES - 100.2%
CALIFORNIA - 100.2%
     $   8,126,714  ABN AMRO Leasetops Certificates
                    Trust Rev., Series 2003-1, VRDN,
                    3.72%, 12/6/07 (Ambac) (SBBPA:
                    ABN AMRO Bank N.V.) (Acquired
                    1/29/03, Cost $8,126,714)(1)                   $   8,126,714
        13,881,000  ABN AMRO Munitops Certificate
                    Trust GO, Series 2006-78, VRDN,
                    3.64%, 12/6/07 (FGIC)
                    (SBBPA: Bank of America N.A.)
                    (Acquired 12/21/06-8/1/07,
                    Cost $13,881,000)(1)                              13,881,000
         5,000,000  ABN AMRO Munitops Certificate
                    Trust GO, VRDN, 3.81%, 5/1/08
                    (CIFG-TCRS) (SBBPA: Bank of
                    America N.A.) (Acquired 8/2/05,
                    Cost $5,000,000)(1)                                5,000,000
         1,800,000  ABN AMRO Munitops Certificate
                    Trust Rev., Series 2003-17, VRDN,
                    3.60%, 12/6/07 (MBIA)
                    (SBBPA: ABN AMRO Bank N.V.)                        1,800,000
         2,500,000  ABN AMRO Munitops Certificate
                    Trust Rev., Series 2006-11, VRDN,
                    3.60%, 12/6/07 (MBIA)
                    (SBBPA: Bank of America N.A.)
                    (Acquired 3/28/06-11/6/07,
                    Cost $2,500,000)(1)                                2,500,000
         2,000,000  Alameda-Contra Costa Schools
                    Financing Auth. COP, Series
                    2003 L, (Capital Improvement
                    Financing), VRDN, 3.56%, 12/6/07
                    (LOC: Bank of Nova Scotia)                         2,000,000
         4,040,000  Apple Valley COP, (Public Facilities
                    Financing), VRDN, 3.55%, 12/6/07
                    (LOC: Union Bank of California
                    and California State Teacher's
                    Retirement)                                        4,040,000
        16,175,000  Association of Bay Area
                    Governments Finance Auth. for
                    Nonprofit Corps. COP, (Lucile
                    Salter Packard Children's Hospital
                    at Stanford), VRDN, 3.62%,
                    12/5/07 (Ambac) (SBBPA:
                    Bayerische Landesbank)                            16,175,000
         2,000,000  Association of Bay Area
                    Governments Finance Auth. for
                    Nonprofit Corps. Multifamily
                    Housing Rev., Series 2002 A,
                    (The Arbors Apartments), VRDN,
                    3.55%, 12/5/07 (FNMA)
                    (LOC: FNMA)                                        2,000,000
         5,270,000  Association of Bay Area
                    Governments Finance Auth. for
                    Nonprofit Corps. Rev., (Francis
                    Parker School), VRDN, 3.52%,
                    12/6/07 (LOC: Bank of New York)                    5,270,000
         2,945,000  Association of Bay Area
                    Governments Finance Auth. for
                    Nonprofit Corps. Rev., (Institute
                    Defense Analyses), VRDN, 3.59%,
                    12/6/07 (Ambac) (SBBPA:
                    Wachovia Bank N.A.)                                2,945,000
         5,000,000  Association of Bay Area
                    Governments Finance Auth. for
                    Nonprofit Corps. Rev., (The
                    Thacher School), VRDN, 3.54%,
                    12/6/07 (SBBPA: Keybank, N.A.)                     5,000,000
         4,950,000  Association of Bay Area
                    Governments Finance Auth. for
                    Nonprofit Corps. Rev., Series
                    2006 A, (Elder Care Alliance of
                    San Francisco), VRDN, 3.52%,
                    12/6/07 (LOC: Citibank N.A.)                       4,950,000
        10,635,000  Auburn Union School District COP,
                    VRDN, 3.60%, 12/6/07 (FSA)
                    (SBBPA: Dexia Credit Local)                       10,635,000
         2,300,000  Barstow Multifamily Housing Rev.,
                    (Desert Vista Apartments),
                    VRDN, 3.50%, 12/5/07
                    (LOC: FHLB)                                        2,300,000
         7,000,000  California Community College
                    Financing Auth. Tax & Rev.
                    Anticipation Notes, Series 2007 A,
                    (Community College League),
                    4.50%, 6/30/08 (FSA)                               7,032,452
        12,325,000  California Department of Water
                    Resources Power Supply Rev.,
                    Series 2002 B2, VRDN, 3.49%,
                    12/3/07 (LOC: BNP Paribas)                        12,325,000
         6,350,000  California Department of Water
                    Resources Power Supply Rev.,
                    Series 2002 C6, VRDN, 3.55%,
                    12/6/07 (Ambac) (SBBPA:
                    Landesbank Baden-Wuerttemberg)                     6,350,000
         2,400,000  California Economic Development
                    Financing Auth. Rev., (Volk
                    Enterprises Inc.), VRDN, 3.55%,
                    12/6/07 (LOC: JPMorgan Chase
                    Bank) (Acquired 3/8/04-8/21/07,
                    Cost $2,400,000)(1)                                2,400,000
         5,285,000  California Economic Recovery
                    Rev., Series 2004 C1, VRDN,
                    3.49%, 12/3/07 (SBBPA:
                    Landesbank Baden-Wuerttemberg)                     5,285,000
         1,700,000  California Economic Recovery
                    Rev., Series 2004 C2, VRDN,
                    3.38%, 12/3/07 (SBBPA:
                    Bank of America N.A.)                              1,700,000

CALIFORNIA TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         1,320,000  California Economic Recovery
                    Rev., Series 2004 C16, VRDN,
                    3.45%, 12/5/07 (FSA)
                    (SBBPA: Dexia Credit Local)                        1,320,000
         7,805,000  California Educational Facilities
                    Auth. Rev., Series 2002 B, (Art
                    Center Design College), VRDN,
                    3.55%, 12/6/07 (LOC: Allied Irish
                    Bank plc)                                          7,805,000
         5,130,000  California Enterprise Development
                    Auth. Rev., (Community Hospice
                    Inc.), VRDN, 3.55%, 12/6/07
                    (LOC: Bank of New York)                            5,130,000
        13,000,000  California GO, (Revenue
                    Anticipation Notes),
                    4.00%, 6/30/08                                    13,046,579
         5,000,000  California GO, Series 2003 C3,
                    VRDN, 3.49%, 12/6/07 (LOC:
                    Landesbank Hessen-Thuringen
                    Girozentrale, Bank of America N.A.
                    and Bank of Nova Scotia)                           5,000,000
         5,000,000  California GO, Series 2003 C4,
                    VRDN, 3.49%, 12/6/07 (LOC:
                    Landesbank Hessen-Thuringen
                    Girozentrale, Bank of America
                    N.A., and Bank of Nova Scotia)                     5,000,000
           750,000  California GO, Series 2004 A9,
                    (Weekly Kindergarten University),
                    VRDN, 3.47%, 12/6/07 (LOC:
                    Citibank N.A. and California State
                    Teacher's Retirement)                                750,000
         6,500,000  California Health Facilities
                    Financing Auth. Rev., Series
                    2006 C, (Kaiser Permanente),
                    VRDN, 3.53%, 12/5/07                               6,500,000
         4,000,000  California Infrastructure &
                    Economic Development Bank Rev.,
                    (Academy of Motion Picture Arts
                    and Sciences Obligated Group),
                    VRDN, 3.57%, 12/6/07 (Ambac)
                    (SBBPA: JPMorgan Chase Bank)                       4,000,000
         3,000,000  California Infrastructure &
                    Economic Development Bank Rev.,
                    (Country Schools), VRDN, 3.55%,
                    12/6/07 (LOC: Bank of New York)                    3,000,000
         4,600,000  California Infrastructure &
                    Economic Development Bank Rev.,
                    (Humane Society), VRDN, 3.57%,
                    12/6/07 (LOC: Comerica Bank)                       4,600,000
         2,830,000  California Infrastructure &
                    Economic Development Bank Rev.,
                    (Rural Community Assistance),
                    VRDN, 3.57%, 12/6/07
                    (LOC: Bank of the West)                            2,830,000
         3,805,000  California Infrastructure &
                    Economic Development Bank Rev.,
                    Series 2003 A, VRDN, 3.51%,
                    12/6/07 (LOC: Wells Fargo
                    Bank, N.A.)                                        3,805,000
         4,000,000  California Infrastructure &
                    Economic Development Bank Rev.,
                    Series 2007 A, (Tobinworld),
                    VRDN, 3.57%, 12/6/07
                    (LOC: Comerica Bank)                               4,000,000
         8,000,000  California School Cash Reserve
                    Program Auth. COP, Series
                    2007 A, (2007-2008 TRANS),
                    4.25%, 7/1/08 (Ambac)
                    (GIC: Citigroup Financial Products)                8,028,274
         3,000,000  California Statewide Communities
                    Development Auth. Rev., (House
                    Ear Institute), VRDN, 3.68%,
                    12/6/07 (LOC: City National Bank)                  3,000,000
         7,000,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2003 D, (Kaiser Permanente),
                    VRDN, 3.50%, 12/5/07                               7,000,000
        12,500,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2004 M (Kaiser Permanente),
                    VRDN, 3.53%, 12/5/07                              12,500,000
         3,900,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2006 A, (National Center for
                    International Schools), VRDN,
                    3.56%, 12/6/07 (LOC: Allied Irish
                    Bank plc)                                          3,900,000
         5,000,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2007 A, (Western University of
                    Health Sciences), VRDN, 3.56%,
                    12/6/07 (LOC: Bank of New York,
                    BNP Paribas and Allied Irish
                    Bank plc)                                          5,000,000
         3,350,000  City of Fremont COP, (Building &
                    Equipment Financing), VRDN,
                    3.55%, 12/6/07 (LOC: KBC
                    Bank N.V.)                                         3,350,000

CALIFORNIA TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           300,000  City of Hanford Sewer System
                    Rev., Series 1996 A, VRDN,
                    3.64%, 12/6/07 (LOC: Union
                    Bank of California N.A.)                             300,000
         6,200,000  City of Los Angeles Wastewater
                    System Rev., Series 2006 C,
                    VRDN, 3.52%, 12/6/07 (XLCA)
                    (SBBPA: Bank of Nova Scotia)                       6,200,000
         6,040,000  City of Moreno Valley COP, (1997
                    City Hall Refinancing), VRDN,
                    3.55%, 12/6/07 (LOC: Union
                    Bank of California N.A. and
                    California State Teacher's
                    Retirement System)                                 6,040,000
           900,000  City of Novato Rev., (Nova-Ro III
                    Senior Housing), VRDN, 3.50%,
                    12/6/07 (LOC: Bank of the West)                      900,000
        11,420,000  City of Reedley COP, VRDN,
                    3.56%, 12/6/07 (LOC: U.S.
                    Bank N.A.)                                        11,420,000
         4,700,000  City of San Jose Rev., Series
                    1985 B, (Foxchase), VRDN,
                    3.53%, 12/6/07 (LOC: FNMA)                         4,700,000
         5,915,000  City of Vallejo COP, (Golf Course
                    Facilities Financing), VRDN,
                    3.60%, 12/6/07 (LOC: Union
                    Bank of California N.A.)                           5,915,000
        23,185,000  City of Vallejo COP, VRDN, 3.60%,
                    12/6/07 ( LOC: Union Bank of
                    California N.A.)                                  23,185,000
         5,800,000  City of Vallejo Rev., Series 2001 A,
                    VRDN, 3.60%, 12/5/07
                    (LOC: JPMorgan Chase Bank)                         5,800,000
         9,500,000  City of Whittier Rev., (Whittier
                    College), VRDN, 6.00%, 12/6/07
                    (RADIAN) (SBBPA: Bank of
                    New York)                                          9,500,000
         7,000,000  Coachella Valley Unified School
                    District COP, VRDN, 3.54%,
                    12/6/07 (FSA) (SBBPA: Dexia
                    Credit Local)                                      7,000,000
         5,000,000  Delano COP, (Delano Regional
                    Medical Center), VRDN, 3.60%,
                    12/6/07 (LOC: Comerica Bank)                       5,000,000
         9,420,000  Deutsche Bank Spears/Lifers Trust
                    Various States, Series 2006
                    DB-416, VRDN, 3.62%, 12/6/07
                    (MBIA) (LIQ FAC: Deutsche
                    Bank AG) (Acquired 10/18/07,
                    Cost $9,420,000)(1)                                9,420,000
         3,700,000  Diamond Bar Public Financing
                    Auth. Lease Rev., Series 2002 A,
                    (Community/Senior Center),
                    VRDN, 3.65%, 12/5/07 (LOC:
                    Union Bank of California N.A.)                     3,700,000
         4,000,000  East Bay Municipal Wastewater,
                    3.49%, 12/13/07 (SBBPA:
                    JPMorgan Chase Bank)                               4,000,000
         5,795,000  El Monte COP, Series 2003 A,
                    (Community Improvement), VRDN,
                    3.55%, 12/6/07 (LOC: California
                    State Teacher's Retirement)                        5,795,000
         2,075,000  Golden State Tobacco
                    Securitization Corp. Settlement
                    Rev., (DB 195), VRDN, 3.62%,
                    12/6/07 (FGIC) (SBBPA:
                    Deutsche Bank AG)                                  2,075,000
         3,530,000  Golden State Tobacco
                    Securitization Corp. Settlement
                    Rev., (PA 1236), VRDN, 3.68%,
                    12/6/07, Prerefunded at 100%
                    of Par (LIQ FAC: Merrill Lynch
                    Capital Services, Inc.) (Acquired
                    1/15/04, Cost $3,530,000)(1)                       3,530,000
         2,735,000  Golden State Tobacco
                    Securitization Corp. Settlement
                    Rev., (PA 1237), VRDN, 3.68%,
                    12/6/07, Prerefunded at 100% of
                    Par (LIQ FAC: Merrill Lynch
                    Capital Services, Inc.) (Acquired
                    1/30/04, Cost $2,735,000)(1)                       2,735,000
        34,620,000  Inland Valley Development Agency
                    Tax Allocation Rev., VRDN, 3.62%,
                    12/5/07 (LOC: California State
                    Teacher's Retirement)                             34,620,000
         4,535,000  JPMorgan Chase & Co. PUTTERs
                    Trust GO, Series 2007-1710P,
                    VRDN, 3.71%, 12/6/07 (FSA)
                    (LIQ FAC: JPMorgan Chase Bank)
                    (Acquired 6/28/07-11/15/07,
                    Cost $4,535,000)(1)                                4,535,000
        12,283,138  Koch Certificates Trust Rev.,
                    Series 1999-2, VRDN, 3.63%,
                    12/6/07 (Ambac) (SBBPA: State
                    Street Bank & Trust Co.)                          12,283,138
           900,000  Los Angeles COP, Series 2006 A,
                    (Notre Dame High School), VRDN,
                    3.52%, 12/6/07 (LOC: Allied Irish
                    Bank plc)                                            900,000

CALIFORNIA TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
        14,000,000  Los Angeles Tax & Rev.
                    Anticipation Notes GO,
                    4.50%, 6/30/08                                    14,065,732
         5,000,000  Los Angeles Unified School
                    District GO, Series 2007 H,
                    (Election of 2004), 5.00%, 7/1/08                  5,039,638
        13,020,000  Long Beach Unified School District
                    COP, VRDN, 3.58%, 12/6/07
                    (Ambac) (SBBPA: Dexia
                    Credit Local)                                     13,020,000
         6,965,000  Puttable Floating Option
                    Tax-Exempt Receipts, (California
                    Statewide Communities
                    Development Auth.), VRDN,
                    3.76%, 12/6/07 (GNMA) (LIQ
                    FAC: Merrill Lynch Capital
                    Services, Inc.) (Acquired 3/29/07,
                    Cost $6,965,000)(1)                                6,965,000
        13,990,000  Puttable Floating Option
                    Tax-Exempt Receipts, VRDN,
                    3.62%, 12/6/07 (FSA)
                    (LIQ FAC: Dexia Credit Local)
                    (Acquired 5/16/07-5/30/07,
                    Cost $13,990,000)(1)                              13,990,000
         5,000,000  Puttable Floating Option
                    Tax-Exempt Receipts, VRDN,
                    3.62%, 12/6/07 (LOC: Dexia
                    Credit Local)                                      5,000,000
         2,400,000  Puttable Floating Option
                    Tax-Exempt Receipts, VRDN,
                    3.62%, 12/6/07 (LOC: Dexia
                    Credit Local)                                      2,400,000
         5,200,000  Puttable Floating Option
                    Tax-Exempt Receipts, VRDN,
                    3.76%, 12/6/07 (FGIC) (LIQ
                    FAC: Merrill Lynch Capital
                    Services, Inc.) (Acquired
                    10/26/07, Cost $5,200,000)(1)                      5,200,000
         6,375,000  Puttable Floating Option
                    Tax-Exempt Receipts, VRDN,
                    3.76%, 12/6/07 (FSA) (LIQ
                    FAC: Merrill Lynch Capital
                    Services, Inc.) (Acquired 11/8/07,
                    Cost $6,375,000)(1)                                6,375,000
         4,330,000  San Bernardino County
                    Multifamily Housing Auth. Rev.,
                    Series 1993 A, (Rialto Heritage),
                    VRDN, 3.49%, 12/6/07
                    (LOC: FHLB)                                        4,330,000
         4,685,000  San Diego County COP, (Friends
                    of Chabad), VRDN, 3.55%,
                    12/6/07 (LOC: Comerica Bank)                       4,685,000
         4,000,000  San Diego County COP, VRDN,
                    3.56%, 12/6/07
                    (LOC: Comerica Bank)                               4,000,000
         7,560,000  San Francisco City & County
                    Redevelopment Agency
                    Community Facilities District
                    No. 4 Rev., VRDN, 3.52%, 12/6/07
                    (LOC: Bank of America N.A.)                        7,560,000
         1,300,000  San Francisco City & County
                    Redevelopment Agency Rev.,
                    (South Harbor), VRDN, 3.62%,
                    12/6/07 (LOC: Dexia Credit Local)                  1,300,000
        24,055,000  San Mateo County Multifamily
                    Housing Auth. Rev., VRDN, 4.13%,
                    12/6/07 (LOC: Merrill Lynch
                    Capital Services, Inc.) (Acquired
                    11/21/06, Cost $24,055,000)(1)                    24,055,000
         4,050,000  Sequoia Union High School
                    District GO, VRDN, 3.76%,
                    12/6/07 (FSA) (LIQ FAC: Merrill
                    Lynch Capital Services, Inc.)
                    (Acquired 8/6/07,
                    Cost $4,050,000)(1)                                4,050,000
         5,270,000  Sonoma County Junior College
                    District GO, Series 2007 D19,
                    VRDN 3.65%, 12/5/07 (MBIA)
                    (SBBPA: Wachovia Bank N.A.)                        5,270,000
         9,650,000  South Placer Wastewater Auth.
                    Rev., Series 2000 B, VRDN,
                    3.56%, 12/6/07 (FGIC)
                    (SBBPA: State Street Bank &
                    Trust Co. and California State
                    Teacher's Retirement)                              9,650,000
           500,000  Three Valleys Municipal Water
                    District COP, (Miramar Water
                    Treatment, Water Transmission
                    and Hydroelectric Generating
                    Facilities), VRDN, 3.55%, 12/5/07
                    (LOC: Wells Fargo Bank N.A)                          500,000
         1,000,000  Triunfo County Sanitation District
                    Rev., VRDN, 3.61%, 12/5/07
                    (LOC: BNP Paribas)                                 1,000,000
         2,975,000  Victor Valley Community College
                    District COP, VRDN, 3.58%,
                    12/6/07 (LOC: BNP Paribas and
                    Union Bank of California N.A.)                     2,975,000
        25,000,000  Victorville Joint Powers Financing
                    Auth. Lease Rev., Series 2007 A,
                    (Cogeneration Facility), VRDN,
                    3.55%, 12/6/07 (LOC: Fortis
                    Bank SA N.V.)                                     25,000,000
         4,995,000  Washington Unified School District
                    COP, Series 2007-2059Z, (Yolo
                    County PUTTERs), VRDN, 3.66%,
                    12/6/07 (Ambac) (LIQ FAC:
                    JPMorgan Chase Bank)                               4,995,000

CALIFORNIA TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         8,045,000  Western Placer Unified School
                    District COP, VRDN, 3.50%,
                    12/6/07 (LOC: Bank of
                    America N.A.)                                      8,045,000
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 100.2%                                 580,303,527
                                                                 ---------------

OTHER ASSETS AND LIABILITIES - (0.2)%                                (1,168,040)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 579,135,487
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
Ambac = Ambac Assurance Corporation
CIFG-TCRS = CDC IXIS Financial Guaranty North America - Transferable Custodial
            Receipts
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.
FHLB = Federal Home Loan Bank
FNMA = Federal National Mortgage Association
FSA = Financial Security Assurance, Inc.
GIC = Guaranteed Investment Contract
GNMA = Government National Mortgage Association
GO = General Obligation
LIQ FAC = Liquidity Facilities
LOC = Letter of Credit
MBIA = MBIA Insurance Corporation
PUTTERs = Puttable Tax-Exempt Receipts
RADIAN = Radian Asset Assurance, Inc.
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective November 30, 2007.
XLCA = XL Capital Ltd.
(1) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at November 30, 2007, was
    $112,762,714, which represented 19.5% of total net assets. None of the restricted securities are considered to be illiquid.

CALIFORNIA TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of November 30, 2007, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments                                    $580,303,527
                                                                 ===============

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
CALIFORNIA TAX-FREE BOND FUND
NOVEMBER 30, 2007

[american century investments logo and text logo]

CALIFORNIA TAX-FREE BOND - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES - 97.8%
CALIFORNIA - 88.6.0%
     $   2,500,000  ABN AMRO Munitops Certificate
                    Trust Rev., Series 2006-11, VRDN,
                    3.60%, 12/6/07 (MBIA) (SBBPA:
                    Bank of America N.A.) (Acquired
                    11/30/07, Cost $2,500,000)(1)                  $   2,500,000
         5,565,000  Acalanes Union High School
                    District GO, Series 2005 B,
                    5.25%, 8/1/24 (FSA)(2)                             5,980,315
         2,300,000  Alameda County COP,
                    (Santa Rita Jail), 5.375%,
                    6/1/09 (MBIA)(2)(3)                                2,329,164
         1,385,000  Alameda County COP, Series
                    2001 A, 5.375%, 12/1/15 (MBIA)                     1,503,542
         1,000,000  Antelope Valley Community
                    College District GO, 5.00%,
                    8/1/18 (MBIA)                                      1,089,340
         1,000,000  Antelope Valley Community
                    College District GO, Series
                    2007 C, (Election of 2004),
                    5.00%, 8/1/24 (MBIA)                               1,066,670
         2,000,000  Antelope Valley Community
                    College District GO, Series
                    2007 C, (Election of 2004),
                    5.00%, 8/1/25 (MBIA)                               2,126,780
         1,000,000  Antelope Valley Community
                    College District GO, Series
                    2007 C, (Election of 2004),
                    5.00%, 8/1/26 (MBIA)                               1,060,120
         1,050,000  Apple Valley Redevelopment
                    Agency Tax Allocation Rev.,
                    (Redevelopment Project Area
                    No. 2), 5.00%, 6/1/21 (Ambac)                      1,114,838
         3,650,000  Apple Valley Redevelopment
                    Agency Tax Allocation Rev.,
                    (Redevelopment Project Area
                    No. 2), 5.00%, 6/1/25 (Ambac)                      3,811,367
         5,000,000  Association ofBay Area
                    Government Association Tax
                    Allocation Rev., Series 2007 A,
                    5.00%, 9/1/33 (Ambac)(4)                           5,161,349
         1,240,000  Banning Financing Auth. Rev.,
                    (Electric System), 5.00%,
                    6/1/21 (XLCA)                                      1,316,570
         1,305,000  Banning Financing Auth. Rev.,
                    (Electric System), 5.00%,
                    6/1/22 (XLCA)                                      1,378,250
         3,925,000  Banning Utility Auth. Rev.,
                    (Refunding and Improvement
                    Projects), 5.25%, 11/1/35
                    (FGIC)(2)                                          4,197,160
         1,250,000  California Department of Water
                    Resources Power Supply Rev.,
                    Series 2001 W, 5.50%, 12/1/17                      1,349,413
         7,000,000  California Department of Water
                    Resources Power Supply Rev.,
                    Series 2002 A, 5.375%, 5/1/12,
                    Prerefunded at 101% of
                    Par (XLCA)(2)(3)                                   7,669,829
         3,750,000  California Department of Water
                    Resources Power Supply Rev.,
                    Series 2002 A, 5.50%, 5/1/12(2)                    4,061,700
           300,000  California Department of Water
                    Resources Power Supply Rev.,
                    Series 2002 B2, VRDN, 3.49%,
                    12/3/07 (LOC: BNP Paribas)                           300,000
           800,000  California Department of Water
                    Resources Power Supply Rev.,
                    Series 2005 F5, VRDN, 3.49%,
                    12/3/07 (LOC: Citibank N.A.)                         800,000
           300,000  California Economic Recovery
                    Rev., Series 2004 C1, VRDN,
                    3.49%, 12/3/07 (SBBPA:
                    Landesbank Baden-Wuerttemberg)                       300,000
         1,255,000  California Educational Facilities
                    Auth. Rev., (College Arts),
                    5.00%, 6/1/26                                      1,214,539
         4,000,000  California Educational Facilities
                    Auth. Rev., (Golden Gate
                    University), 5.50%, 10/1/18(2)                     4,084,280
         1,045,000  California Educational Facilities
                    Auth. Rev., (Scripps College),
                    5.25%, 8/1/16, Prerefunded at
                    100% of Par(3)                                     1,117,628
         1,605,000  California Educational Facilities
                    Auth. Rev., Series 2000 B, (Pooled
                    College & University Projects),
                    6.625%, 6/1/20, Prerefunded at
                    100% of Par(2)(3)                                  1,747,989
         2,500,000  California Educational Facilities
                    Auth. Rev., Series 2004 C,
                    (Lutheran University),
                    5.00%, 10/1/24                                     2,512,775
         4,275,000  California GO, 6.50%,
                    2/1/08 (Ambac)(2)                                  4,297,059

CALIFORNIA TAX-FREE BOND - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
         2,500,000  California GO, 4.50%,
                    10/1/08 (FSA)                                      2,524,750
         4,480,000  California GO, 6.00%,
                    10/1/09 (Ambac)(2)                                 4,694,771
         2,500,000  California GO, 5.00%,
                    12/1/09 (Ambac)(2)                                 2,583,425
         3,000,000  California GO, 5.00%,
                    3/1/10 (XLCA-ICR)(2)                               3,115,320
         3,350,000  California GO, 5.75%,
                    4/1/10 (Ambac)(2)                                  3,538,706
         7,650,000  California GO, 5.25%, 10/1/10,
                    Prerefunded at 100% of Par
                    (FGIC-TCRS)(2)(3)                                  8,074,804
         1,000,000  California GO, 5.50%,
                    3/1/11 (XLCA-ICR)(2)                               1,068,610
         5,000,000  California GO, 5.50%,
                    4/1/12 (MBIA)(2)                                   5,436,599
         2,350,000  California GO, 5.25%, 10/1/14,
                    Prefunded at 100% of Par
                    (FGIC-TCRS)(2)(3)                                  2,480,496
         7,590,000  California GO, 5.00%, 6/1/16(2)                    8,095,873
         5,700,000  California GO, 5.00%, 10/1/22(2)                   5,924,522
         2,000,000  California Health Facilities
                    Financing Auth. Rev., Series
                    1998 A, (Kaiser Permanente),
                    5.25%, 6/1/11 (FSA)(2)(3)                          2,058,740
         1,000,000  California Infrastructure &
                    Economic Development Bank Rev.,
                    Series 2000 A, (Scripps Research
                    Institute), 5.625%, 7/1/20                         1,018,640
         1,075,000  California Infrastructure &
                    Economic Development Bank Rev.,
                    Series 2006 A, (California Science
                    Center Phase II), 4.25%,
                    5/1/13 (FGIC)                                      1,115,108
         1,075,000  California Mobilehome Park
                    Financing Auth. Rev., Series
                    2000 A, (Union City Tropics),
                    5.375%, 8/15/10, Prerefunded at
                    102% of Par (ACA)(3)                               1,153,561
         1,605,000  California Mobilehome Park
                    Financing Auth. Rev., Series
                    2006 A, (Union City Tropics),
                    3.80%, 12/15/11                                    1,614,550
         2,590,000  California Municipal Finance Auth.
                    COP, (Community Hospitals of
                    Central California Obligated
                    Group), 5.00%, 2/1/19(2)                           2,596,423
         1,395,000  California Municipal Finance Auth.
                    COP, (Community Hospitals of
                    Central California Obligated
                    Group), 5.00%, 2/1/22(2)                           1,374,731
         1,000,000  California Municipal Finance Auth.
                    Rev., (Cancer Center of Santa
                    Barbara), 5.00%, 6/1/36 (RADIAN)                     989,510
         1,145,000  California Municipal Finance Auth.
                    Rev., (Loma Linda University),
                    5.00%, 4/1/23                                      1,176,751
         2,000,000  California Municipal Finance Auth.
                    Rev., (Loma Linda University),
                    5.00%, 4/1/28                                      2,025,180
         1,450,000  California Public Works Board
                    Lease Rev., Series 2005 A,
                    (Department General Services -
                    Butterfield), 5.00%, 6/1/15(2)                     1,557,474
         2,000,000  California Public Works Board
                    Lease Rev., Series 2005 A,
                    (Department General Services -
                    Butterfield), 5.00%, 6/1/23(2)                     2,044,540
         2,165,000  California Public Works Board
                    Lease Rev., Series 2006 A,
                    (Various California State
                    University Projects), 5.00%,
                    10/1/11(2)                                         2,283,317
         1,000,000  California Public Works Board
                    Lease Rev., Series 2006 F,
                    (Department of Corrections
                    and Rehabilitation - Monterey
                    County State Prison), 5.25%,
                    11/1/18 (FGIC)                                     1,125,430
           650,000  California Special Districts
                    Association Finance Corp. COP,
                    Series 2005 RR, 5.00%,
                    8/1/25 (XLCA)                                        691,425
         1,000,000  California State University Fresno
                    Association Inc. Rev., (Auxiliary
                    Organization Event Center),
                    5.00%, 7/1/12(3)                                   1,071,990
         3,100,000  California State University Fresno
                    Association Inc. Rev., (Auxiliary
                    Organization Event Center),
                    5.25%, 7/1/12, Prerefunded at
                    101% of Par(2)(3)                                  3,382,596
         1,500,000  California State University Fresno
                    Association Inc. Rev., (Auxiliary
                    Organization Event Center),
                    6.00%, 7/1/12, Prerefunded at
                    101% of Par(2)(3)                                  1,684,260
         1,250,000  California State University System
                    Rev., Series 2002 A, 5.375%,
                    11/1/18 (Ambac)(2)                                 1,347,713
         1,695,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2002 B, 5.20%, 10/1/18 (FSA)(2)                    1,808,497

CALIFORNIA TAX-FREE BOND - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
         2,250,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2007 A, (California Baptist
                    University), 5.30%, 11/1/18                        2,269,395
         2,500,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2007 A, (California Baptist
                    University), 5.40%, 11/1/27                        2,456,500
         5,000,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2007 A, (Front Porch Communities
                    and Services), 5.125%, 4/1/37(2)                   4,773,600
         1,000,000  California Statewide Communities
                    Development Auth. Rev.,
                    Series 2007 A, (Henry Mayo
                    Newhall Memorial Hospital),
                    5.00%, 10/1/20 (California
                    Mortgage Insurance)                                1,037,310
         5,000,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2007 A, (Valleycare Health
                    System), 4.80%, 7/15/17                            5,027,300
         1,000,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2007 A, (Valleycare Health
                    System), 5.00%, 7/15/22                              934,880
         5,410,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2007 B, (Kaiser Permanente),
                    VRDN, 4.29%, 1/1/08                                4,671,427
         1,000,000  Calleguas-Las Virgines Public
                    Financing Auth. Rev., Series
                    2007 A, (Municipal Water
                    District), 5.00%, 7/1/20 (FGIC)                    1,076,930
         1,000,000  Calleguas-Las Virgines Public
                    Financing Auth. Rev., Series
                    2007 A, (Municipal Water
                    District), 5.00%, 7/1/21 (FGIC)                    1,071,660
         1,000,000  Calleguas-Las Virgines Public
                    Financing Auth. Rev., Series
                    2007 A, (Municipal Water
                    District), 5.00%, 7/1/22 (FGIC)                    1,066,420
         3,115,000  Capistrano Unified School District
                    Special Tax Rev., (Community
                    Facilities District No. 87-1),
                    5.00%, 9/1/18 (Ambac)(2)                           3,351,989
         1,130,000  Carson Redevelopment Agency
                    Residential Mortgage COP, (Area
                    No. 1), 5.50%, 10/1/11 (MBIA)(2)                   1,216,095
         2,100,000  Castaic Lake Water Agency Rev.,
                    Series 2001 A, 5.375%,
                    8/1/17 (MBIA)(2)                                   2,240,427
           895,000  Central California Joint Powers
                    Health Financing Auth. COP,
                    (Community Hospitals),
                    5.125%, 2/1/08(3)                                    897,569
         1,245,000  Central California Joint Powers
                    Health Financing Auth. COP,
                    (Community Hospitals),
                    5.125%, 2/1/09(3)                                  1,271,010
           675,000  Central California Joint Powers
                    Health Financing Auth. COP,
                    (Community Hospitals),
                    5.25%, 2/1/10(3)                                     703,532
           860,000  Central California Joint Powers
                    Health Financing Auth. COP,
                    (Community Hospitals), 5.25%,
                    2/1/10, Prerefunded at 101%
                    of Par(3)                                            904,376
         2,075,000  Chabot Las Positas Community
                    College District COP, 5.50%,
                    12/1/10 (FSA)(3)                                   2,140,425
         1,070,000  Chaffey Community College
                    District GO, Series 2002 A,
                    4.25%, 7/1/11(FSA)                                 1,107,568
         1,765,000  Chaffey Community College
                    District GO, Series 2007 C,
                    (Election of 2002), 5.00%,
                    6/1/20 (MBIA)                                      1,915,749
         2,160,000  Chaffey Community College
                    District GO, Series 2007 C,
                    (Election of 2002), 5.00%,
                    6/1/21 (MBIA)                                      2,332,022
         1,000,000  Chaffey Community College
                    District GO, Series 2007 C,
                    (Election of 2002), 5.00%,
                    6/1/22 (MBIA)                                      1,073,910
         3,000,000  Chino Ontario Upland Water
                    Facilities Auth. COP, Series
                    1997 A, (Agua de Lejos),
                    5.20%, 10/1/15 (FGIC)(2)                           3,077,790
        10,050,000  City of Whittier Rev., (Whittier
                    College), VRDN, 6.00%,
                    12/6/07 (RADIAN) (SBBPA:
                    Bank of New York)(2)                              10,050,000
         2,065,000  Coast Community College District
                    GO, Series 2006 B, (2002
                    Election), 5.00%, 8/1/17 (FSA)(2)                  2,262,930
         2,300,000  Eastern Municipal Water District
                    COP, Series 2001 A, 5.25%,
                    7/1/13 (FGIC)(2)                                   2,448,856

CALIFORNIA TAX-FREE BOND - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
         1,020,000  El Segundo Unified School District
                    GO, 5.375%, 9/1/12, Prerefunded
                    at 100% of Par (FGIC)(3)                           1,114,921
         1,095,000  El Segundo Unified School District
                    GO, 5.375%, 9/1/12, Prerefunded
                    at 100% of Par (FGIC)(3)                           1,196,901
         1,000,000  Folsom Cordova Unified School
                    District No. 2 Facilities
                    Improvement GO, Series 2002 A,
                    5.375%, 10/1/15 (MBIA)                             1,082,590
         1,225,000  Folsom Cordova Unified School
                    District No. 2 Facilities
                    Improvement GO, Series 2002 A,
                    5.375%, 10/1/16 (MBIA)                             1,326,173
         1,225,000  Folsom Public Financing Auth.
                    Lease Rev., (City Hall &
                    Community Center), 5.25%,
                    10/1/14 (FSA)(2)                                   1,331,036
         1,290,000  Folsom Public Financing Auth.
                    Lease Rev., (City Hall &
                    Community Center), 5.25%,
                    10/1/15 (FSA)(2)                                   1,401,662
         1,250,000  Foothill-De Anza Community
                    College District GO, Series
                    2007 B, (Election of 2006),
                    5.00%, 8/1/17 (Ambac)(2)                           1,355,938
         4,000,000  Foothill-De Anza Community
                    College District GO, Series
                    2007 B, (Election of 2006),
                    5.00%, 8/1/27 (Ambac)(2)                           4,185,520
         1,150,000  Franklin-McKinley School District
                    GO, Series 2005 A, (Election of
                    2004), 5.00%, 8/1/25 (FGIC)                        1,208,570
         2,550,000  Fremont Union High School
                    District GO, Series 2000 B, 5.25%,
                    9/1/10, Prerefunded at 100%
                    of Par(2)(3)                                       2,685,533
         2,500,000  Glendora Unified School District
                    GO, Series 2006 A, (Election of
                    2005), 5.25%, 8/1/30 (MBIA)(2)                     2,673,025
         5,000,000  Golden State Tobacco
                    Securitization Corp. Settlement
                    Rev., Series 2007 A1,
                    5.75%, 6/1/47(2)                                   4,708,000
         1,190,000  Imperial Irrigation District COP,
                    (Water Systems), 5.50%,
                    7/1/09 (Ambac)                                     1,228,699
         1,675,000  Imperial Irrigation District COP,
                    (Water Systems), 5.50%,
                    7/1/16 (Ambac)                                     1,783,121
         1,000,000  Inglewood Redevelopment Agency
                    Tax Allocation Rev., Series 2007
                    A-1, 5.00%, 5/1/23 (Ambac)(4)                      1,046,220
         2,500,000  Inglewood Redevelopment Agency
                    Tax Allocation Rev., Series 2007
                    A-1, 5.00%, 5/1/33 (Ambac)(4)                      2,544,075
           825,000  Irvine Unified School District
                    Financing Auth. Special Tax Rev.,
                    Series 2006 A, 4.50%, 9/1/13                         820,199
           635,000  Irvine Unified School District
                    Financing Auth. Special Tax Rev.,
                    Series 2006 A, 4.75%, 9/1/16                         632,708
           790,000  Irvine Unified School District
                    Financing Auth. Special Tax Rev.,
                    Series 2006 A, 5.00%, 9/1/20                         782,961
         2,715,000  Irvine Unified School District
                    Special Tax Rev., (Community
                    Facilities District No. 86-1),
                    5.50%, 11/1/10 (Ambac)                             2,773,970
           110,000  Lancaster Financing Auth. Rev.,
                    (Projects No. 5 & 6),
                    3.80%, 2/1/10                                        109,069
           120,000  Lancaster Financing Auth. Rev.,
                    (Projects No. 5 & 6),
                    4.00%, 2/1/11                                        119,570
           125,000  Lancaster Financing Auth. Rev.,
                    (Projects No. 5 & 6),
                    4.30%, 2/1/13                                        125,379
           475,000  Lancaster Financing Auth. Rev.,
                    (Projects No. 5 & 6),
                    5.30%, 2/1/14                                        484,975
           500,000  Lancaster Financing Auth. Rev.,
                    (Projects No. 5 & 6),
                    5.40%, 2/1/14                                        506,760
           750,000  Long Beach Bond Finance Auth.
                    GO, Series 2002 A, (North Long
                    Beach Redevelopment), 5.00%,
                    8/1/10 (Ambac)                                       782,783
         2,315,000  Long Beach Bond Finance Auth.
                    GO, Series 2002 A, (North Long
                    Beach Redevelopment), 5.00%,
                    8/1/11 (Ambac)(2)                                  2,448,622

CALIFORNIA TAX-FREE BOND - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
         2,030,000  Long Beach Bond Finance Auth.
                    Lease Rev., (Plaza Parking
                    Facility), 5.25%, 11/1/16(2)                       2,120,924
         2,500,000  Los Altos School District GO,
                    5.00%, 8/1/19 (Ambac)(2)                           2,707,200
           615,000  Los Angeles Community
                    Redevelopment Agency Parking
                    System Rev., (Cinerama Dome
                    Public Package Project), 4.875%,
                    7/1/08 (ACA)                                         616,347
         1,030,000  Los Angeles Community
                    Redevelopment Agency Parking
                    System Rev., (Cinerama Dome
                    Public Package Project), 5.30%,
                    7/1/13 (ACA)                                       1,047,242
         1,155,000  Los Angeles Convention and
                    Exhibition Center Auth. Lease
                    Rev., Series 1993 A, 6.00%,
                    8/15/10 (MBIA-IBC)                                 1,235,873
         9,050,000  Los Angeles Convention and
                    Exhibit Center Auth. Rev., Series
                    2003 E, VRDN, 3.50%, 12/5/07
                    (Ambac) (SBBPA: Dexia Credit
                    Local)(2)                                          9,050,000
         3,000,000  Los Angeles County Metropolitan
                    Transportation Auth. Sales Tax
                    Rev., Series 2001 B, (Proposal A),
                    5.25%, 7/1/13 (FSA)(2)                             3,220,800
         6,680,000  Los Angeles County Metropolitan
                    Transportation Auth. Sales Tax
                    Rev., Series 2001 B, (Proposal A),
                    5.25%, 7/1/16 (FSA)(2)                             7,171,647
         3,130,000  Los Angeles Department of Water
                    & Power Rev., Series 2001
                    AA1, (Power Systems), 5.25%,
                    7/1/10 (MBIA)(2)                                   3,290,726
         1,000,000  Los Angeles Municipal
                    Improvement Corp. Lease Rev.,
                    Series 2007 A, (Capital
                    Equipment), 5.00%, 8/1/14 (FGIC)                   1,089,920
         3,130,000  Los Angeles Municipal
                    Improvement Corp. Lease Rev.,
                    Series 2007 B1, (Figueroa Plaza),
                    5.00%, 8/1/20 (FGIC)(2)                            3,303,026
         3,500,000  Los Angeles Unified School
                    District GO, 5.50%,
                    7/1/12 (MBIA)(2)                                   3,830,575
         5,000,000  Los Angeles Unified School
                    District GO, Series 2002 E,
                    (Election of 1997), 5.00%,
                    7/1/11 (MBIA)(2)                                   5,301,649
         2,500,000  Los Angeles Unified School
                    District GO, Series 2003 F,
                    (Election of 1997), 5.00%,
                    7/1/16 (FSA)(2)                                    2,696,600
         1,390,000  Los Gatos-Saratoga Joint Union
                    High School District GO, Series
                    2002 C, (Election of 1998),
                    5.375%, 6/1/12, Prerefunded at
                    101% of Par (FSA)(3)                               1,525,136
           575,000  Lynwood Public Financing Auth.
                    COP, 4.125%, 9/1/12 (Ambac)                          595,045
         4,065,000  M-S-R Public Power Agency Rev.,
                    Series 2007 K, (San Juan),
                    5.00%, 7/1/12 (MBIA)(4)                            4,341,583
         2,305,000  M-S-R Public Power Agency Rev.,
                    Series 2007 K, (San Juan),
                    5.00%, 7/1/13 (MBIA)(4)                            2,485,666
         1,000,000  M-S-R Public Power Agency Rev.,
                    Series 2007 K, (San Juan),
                    5.00%, 7/1/14 (MBIA)(4)                            1,087,220
         3,000,000  Metropolitan Water District of
                    Southern California Rev., Series
                    1992 B, 8.00%, 7/1/08(2)(3)                        3,079,350
         2,920,000  Metropolitan Water District of
                    Southern California Rev., Series
                    2001 A, 5.125%, 7/1/09(2)(3)                       3,003,658
         1,520,000  Mojave Unified School District
                    No. 1 Facilities Improvement GO,
                    5.25%, 8/1/20 (FGIC)                               1,623,132
         1,485,000  Mountain View COP, (Capital
                    Projects), 5.25%, 8/1/18                           1,582,045
         1,550,000  Murrieta Valley Unified School
                    District Public Financing Auth.
                    Special Tax Rev., Series 2006 A,
                    4.00%, 9/1/09 (AGC)                                1,566,291
         1,255,000  Murrieta Valley Unified School
                    District Public Financing Auth.
                    Special Tax Rev., Series 2006 A,
                    4.00%, 9/1/11 (AGC)                                1,282,823
         1,745,000  Murrieta Valley Unified School
                    District Public Financing Auth.
                    Special Tax Rev., Series 2006 A,
                    4.00%, 9/1/12 (AGC)                                1,787,822
         1,690,000  Murrieta Valley Unified School
                    District Public Financing Auth.
                    Special Tax Rev., Series 2006 A,
                    4.00%, 9/1/13 (AGC)                                1,733,788

CALIFORNIA TAX-FREE BOND - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
         1,085,000  Murrieta Valley Unified School
                    District Public Financing Auth.
                    Special Tax Rev., Series 2006 A,
                    4.00%, 9/1/14 (AGC)                                1,113,514
         4,900,000  Norco Redevelopment Agency
                    Tax Allocation Rev., 5.00%,
                    3/1/26 (Ambac)(2)                                  5,060,573
         3,000,000  Oakland Joint Powers Financing
                    Auth. Lease Rev., (Convention
                    Centers), 5.25%, 10/1/08
                    (Ambac)(2)                                         3,048,090
         4,245,000  Oceanside Community
                    Development Commission Rev.,
                    (Downtown Redevelopment),
                    5.20%, 9/1/17                                      4,362,417
         1,225,000  Oceanside COP, Series 2003 A,
                    5.00%, 4/1/11 (Ambac)                              1,287,843
         1,310,000  Oceanside COP, Series 2003 A,
                    5.00%, 4/1/12 (Ambac)                              1,392,150
           650,000  Orange County Community
                    Facilities District Special Tax Rev.,
                    Series 2005 A, (No. 04-1-Ladera
                    Ranch), 3.50%, 8/15/10                               634,946
           760,000  Orange County Community
                    Facilities District Special Tax Rev.,
                    Series 2005 A, (No. 04-1-Ladera
                    Ranch), 3.80%, 8/15/11                               742,915
           825,000  Orange County Community
                    Facilities District Special Tax Rev.,
                    Series 2005 A, (No. 04-1-Ladera
                    Ranch), 3.90%, 8/15/12                               803,311
           700,000  Orange County Community
                    Facilities District Special Tax Rev.,
                    Series 2005 A, (No. 04-1-Ladera
                    Ranch), 4.10%, 8/15/13                               684,936
         1,135,000  Orange County Community
                    Facilities District Special Tax Rev.,
                    Series 2005 A, (No. 04-1-Ladera
                    Ranch), 4.25%, 8/15/14                             1,112,221
           275,000  Orange County Improvement Bond
                    Act of 1915 Special Assessment,
                    (Newport Coast Phase IV
                    Assessment District No. 01-1),
                    4.30%, 9/2/14                                        275,096
           325,000  Orange County Improvement Bond
                    Act of 1915 Special Assessment,
                    (Newport Coast Phase IV
                    Assessment District No. 01-1),
                    4.45%, 9/2/15                                        326,953
           250,000  Orange County Improvement Bond
                    Act of 1915 Special Assessment,
                    (Newport Coast Phase IV
                    Assessment District No. 01-1),
                    4.55%, 9/2/16                                        250,730
         1,805,000  Orange County Public Financing
                    Auth. Lease Rev., (Juvenile
                    Justice Center Facility), 5.375%,
                    6/1/15 (Ambac)                                     1,967,396
         1,000,000  Orange County Public Financing
                    Auth. Lease Rev., (Juvenile
                    Justice Center Facility), 5.375%,
                    6/1/16 (Ambac)                                     1,089,970
         3,030,000  Orange County Public Financing
                    Auth. Lease Rev., (Juvenile
                    Justice Center Facility), 5.375%,
                    6/1/17 (Ambac)(2)                                  3,288,065
         1,230,000  Orange County Refunding
                    Recovery Rev., Series 1995 A,
                    6.00%, 6/1/08 (MBIA)(3)                            1,246,211
         1,570,000  Paramount Unified School District
                    GO, (Election of 2006), 5.25%,
                    8/1/25 (FSA)                                       1,706,967
         1,760,000  Paramount Unified School District
                    GO, (Election of 2006), 5.25%,
                    8/1/26 (FSA)                                       1,907,699
         4,335,000  Peninsula Corridor Joint Powers
                    Board Farebox Rev., Series
                    2007 A, 5.00%, 10/1/37
                    (Ambac)(2)                                         4,524,743
         1,450,000  Perris Public Financing Auth. Tax
                    Allocation Rev., 5.35%, 10/1/36                    1,359,970
         1,830,000  Pomona Public Financing Auth.
                    Rev., Series 2001 AD, (Merged
                    Redevelopment), 4.75%,
                    2/1/13 (MBIA)                                      1,905,908
         1,720,000  Poway Redevelopment Agency
                    Tax Allocation Rev., (Paguay),
                    5.25%, 6/15/26 (Ambac)                             1,812,158
         1,170,000  Poway Unified School District
                    Public Financing Auth. Rev.,
                    5.00%, 9/15/19 (Ambac)                             1,270,374
         1,215,000  Poway Unified School District
                    Public Financing Auth. Rev.,
                    5.00%, 9/15/20 (Ambac)                             1,312,054
         1,650,000  Poway Unified School District
                    Special Tax Rev., (Community
                    Facilities District No. 6-4),
                    5.125%, 9/1/35                                     1,554,498

CALIFORNIA TAX-FREE BOND - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
         1,505,000  Rancho Mirage Joint Powers
                    Financing Auth. Rev., Series
                    2007 A, (Eisenhower Medical
                    Center), 5.00%, 7/1/15                             1,587,971
         1,000,000  Rancho Mirage Joint Powers
                    Financing Auth. Rev., Series
                    2007 A, (Eisenhower Medical
                    Center), 5.00%, 7/1/21                             1,031,860
         1,000,000  Riverside County COP, Series
                    2007 A, (Public Safety
                    Communication and Refunding),
                    5.00%, 11/1/14 (Ambac)                             1,087,470
         2,000,000  Riverside County COP, Series
                    2007 A, (Public Safety
                    Communication and Refunding),
                    5.00%, 11/1/15 (Ambac)                             2,183,900
         8,000,000  Sacramento City Financing Auth.
                    Lease Rev., Series 1993 A, 5.40%,
                    11/1/20 (Ambac)(2)                                 9,022,719
         2,500,000  Sacramento City Financing Auth.
                    Rev., 5.00%, 12/1/16 (FGIC)                        2,711,800
         4,045,000  Sacramento City Financing Auth.
                    Rev., Series 2002 A, (City Hall),
                    5.25%, 12/1/12, Prerefunded at
                    100% of Par (FSA)(2)(3)                            4,416,736
         1,245,000  Sacramento City Financing Auth.
                    Rev., Series 2002 A, (City Hall),
                    5.25%, 12/1/15 (FSA)                               1,348,945
         3,800,000  Sacramento County Sanitation
                    District Financing Auth. Rev.,
                    Series 2000 A, 5.10%, 12/1/09                      3,937,864
         3,650,000  Sacramento County Water
                    Financing Auth. Rev., Series
                    2007 A, (Water Agency Zones
                    40 & 41 2007 Water System),
                    5.00%, 6/1/18 (FGIC)                               3,996,933
         3,105,000  Sacramento Municipal Utility
                    District Electric Rev., Series
                    1997 K, 5.70%, 7/1/17 (Ambac)                      3,607,668
         5,005,000  Sacramento Municipal Utility
                    District Electric Rev., Series
                    2001 O, 5.25%, 8/15/11
                    (MBIA)(2)                                          5,359,954
         3,000,000  Sacramento Municipal Utility
                    District Electric Rev., Series
                    2003 S, 5.00%, 11/15/11 (MBIA)                     3,198,660
         1,005,000  San Bernardino County
                    Redevelopment Agency Tax
                    Allocation Rev., Series 2005 A,
                    (San Sevaine), 5.00%,
                    9/1/15 (RADIAN)                                    1,044,185
         1,695,000  San Buenaventura County COP,
                    Series 2002 B, 5.50%,
                    1/1/15 (Ambac)                                     1,843,770
         1,790,000  San Buenaventura County COP,
                    Series 2002 B, 5.50%,
                    1/1/16 (Ambac)                                     1,947,824
         1,280,000  San Diego Public Facilities
                    Financing Auth. Tax Allocation
                    Rev., Series 2007 B, (Southcrest
                    and Central Imperial
                    Redevelopment), 5.125%,
                    10/1/22 (RADIAN)                                   1,310,208
         2,030,000  San Diego Redevelopment Agency
                    Tax Allocation Rev., (Horton Plaza),
                    5.70%, 11/1/17                                     2,118,792
         2,635,000  San Diego Redevelopment Agency
                    Tax Allocation Rev., (Horton Plaza),
                    5.80%, 11/1/21                                     2,739,320
         1,460,000  San Diego Redevelopment Agency
                    Tax Allocation Rev., (North Park),
                    5.90%, 9/1/25                                      1,498,325
         1,000,000  San Francisco City & County
                    Airports Commission Rev.,
                    Series 2006-32F, (San Francisco
                    International Airport), 5.25%,
                    5/1/19 (FGIC)                                      1,119,020
         3,000,000  San Jose Redevelopment Agency
                    Tax Allocation Rev., Series
                    2005 A, 5.00%, 8/1/25 (MBIA)                       3,110,970
         1,570,000  San Marcos Public Facilities Auth.
                    Tax Allocation Rev., Series
                    2006 A (Project Area No. 3),
                    5.00%, 8/1/20 (Ambac)                              1,668,015
         2,455,000  San Marcos Public Facilities Auth.
                    Tax Allocation Rev., Series
                    2006 A (Project Area No. 3),
                    5.00%, 8/1/25 (Ambac)                              2,555,581
         2,680,000  San Mateo County Transportation
                    District Sales Tax Rev., Series
                    1993 A, 5.25%, 6/1/18 (MBIA)                       3,022,611
         1,500,000  San Mateo Union High School
                    District GO, 5.00%, 9/1/24 (FSA)                   1,574,865
         1,000,000  San Ramon Valley Unified School
                    District GO, (Election of 2002),
                    5.00%, 8/1/21 (MBIA)                               1,073,740

CALIFORNIA TAX-FREE BOND - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
         3,350,000  Santa Barbara County GO,
                    5.375%, 10/1/17 (Ambac)                            3,652,271
         2,075,000  Santa Clara Valley Water District
                    COP, Series 2000 A, 5.20%,
                    2/1/09, Prerefunded at 102%
                    of Par(3)                                          2,160,075
         1,120,000  Santa Fe Springs Community
                    Development Commission Tax
                    Allocation Rev., Series 2002 A,
                    5.375%, 9/1/16 (MBIA)                              1,192,072
         1,250,000  Santa Monica-Malibu Unified
                    School District GO, 5.25%, 8/1/13                  1,373,888
         1,265,000  Scotts Valley COP, 4.00%,
                    10/1/15 (FSA)                                      1,305,303
         1,370,000  Scotts Valley COP, 4.25%,
                    10/1/18 (FSA)                                      1,414,621
         2,780,000  Scotts Valley Redevelopment
                    Agency Tax Allocation Rev.,
                    5.00%, 8/1/29 (Ambac)                              2,925,616
           820,000  Shasta Lake Public Finance Auth.
                    Rev., 3.75%, 4/1/09                                  815,006
         1,000,000  Shasta Lake Public Finance Auth.
                    Rev., 4.00%, 4/1/12                                  989,370
         1,530,000  Shasta Lake Public Finance Auth.
                    Rev., 4.50%, 4/1/15                                1,536,564
         2,400,000  Shasta Lake Public Finance Auth.
                    Rev., 5.00%, 4/1/19                                2,451,552
         2,130,000  Shasta Lake Public Finance Auth.
                    Rev., 5.00%, 4/1/22                                2,149,383
         1,135,000  Solano County COP, 5.00%,
                    11/1/13 (MBIA)                                     1,225,153
         2,000,000  South Orange County Public
                    Financing Auth. Special Tax Rev.,
                    Series 2003 A, (Senior Lien),
                    5.00%, 9/1/12 (MBIA)                               2,136,080
         1,080,000  South Tahoe Joint Powers
                    Financing Auth. Rev., Series
                    2005 A, 5.00%, 10/1/13 (Ambac)                     1,167,761
         1,195,000  South Tahoe Joint Powers
                    Financing Auth. Rev., Series
                    2005 A, 5.00%, 10/1/15 (Ambac)                     1,308,286
         1,445,000  South Tahoe Joint Powers
                    Financing Auth. Rev., Series
                    2005 A, 5.00%, 10/1/19 (Ambac)                     1,540,804
         1,310,000  South Tahoe Joint Powers
                    Financing Auth. Rev., Series
                    2005 A, (Redevelopment Area
                    No. 1), 5.00%, 10/1/17 (Ambac)                     1,411,931
         2,000,000  Southern California Public Power
                    Auth. Rev., 6.75%, 7/1/10
                    (GIC: PNC Bank)                                    2,160,580
         5,000,000  Southern California Public Power
                    Auth. Rev., Series 2002 A,
                    (Southern Transmission), 5.25%,
                    7/1/17 (FSA)(2)                                    5,361,049
         3,325,000  Southern California Public Power
                    Auth. Rev., Series 2002 A,
                    (Southern Transmission), 5.25%,
                    7/1/18 (FSA)                                       3,546,944
         1,975,000  Southwestern Community College
                    District GO, 5.625%, 8/1/11,
                    Prerefunded at 101% of
                    Par (Ambac)(3)                                     2,156,700
         2,770,000  Stockton Community Facilities
                    District GO, (No. 1 Weston
                    Ranch), 5.40%, 9/1/09,
                    Prerefunded at 102% of Par(3)                      2,918,250
           325,000  Stockton Community Facilities
                    District GO, (No. 1 Weston
                    Ranch), 5.50%, 9/1/09,
                    Prerefunded at 102% of Par(3)                        342,940
         2,700,000  Stockton Public Financing Auth.
                    Rev., Series 2006 A,
                    (Redevelopment), 5.00%,
                    9/1/25 (RADIAN)                                    2,707,398
           785,000  Turlock Health Facility COP,
                    (Emanuel Medical Center Inc.),
                    4.25%, 10/15/09                                      788,407
           820,000  Turlock Health Facility COP,
                    (Emanuel Medical Center Inc.),
                    4.50%, 10/15/10                                      829,110
           895,000  Turlock Health Facility COP,
                    (Emanuel Medical Center Inc.),
                    5.00%, 10/15/12                                      923,640
           985,000  Turlock Health Facility COP,
                    (Emanuel Medical Center Inc.),
                    5.00%, 10/15/14                                    1,014,678
         1,035,000  Turlock Health Facility COP,
                    Series 2004 A, (Emanuel Medical
                    Center, Inc.), 5.50%, 10/15/15                     1,091,490
         1,090,000  Turlock Health Facility COP,
                    Series 2004 A, (Emanuel Medical
                    Center, Inc.), 5.50%, 10/15/16                     1,142,941
         1,150,000  Turlock Health Facility COP,
                    Series 2004 A, (Emanuel Medical
                    Center, Inc.), 5.50%, 10/15/17                     1,201,049
         4,580,000  Turlock Health Facility COP,
                    Series 2007 A, (Emanuel Medical
                    Center, Inc.), 5.00%, 10/15/22(2)                  4,553,619

CALIFORNIA TAX-FREE BOND - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
         3,590,000  Turlock Health Facility COP,
                    Series 2007 B, (Emanuel Medical
                    Center, Inc.), 5.00%, 10/15/22(2)                  3,569,322
         2,175,000  Turlock Irrigation District Rev.,
                    Series 2003 A, 5.00%,
                    1/1/13 (MBIA)                                      2,343,062
         1,000,000  Val Verde Unified School District
                    COP, 5.00%, 1/1/14 (FGIC)(3)                       1,089,270
         2,640,000  Val Verde Unified School District
                    COP, 5.25%, 1/1/15, Prerefunded
                    at 100% of Par (FGIC)(3)                           2,944,286
         1,415,000  Val Verde Unified School District
                    COP, 5.25%, 1/1/15, Prerefunded
                    at 100% of Par (FGIC)(3)                           1,578,093
         2,980,000  Val Verde Unified School District
                    COP, 5.25%, 1/1/15, Prerefunded
                    at 100% of Par (FGIC)(3)                           3,323,475
         1,145,000  Val Verde Unified School District
                    COP, 5.25%, 1/1/15, Prerefunded
                    at 100% of Par (FGIC)(3)                           1,276,973
         1,000,000  Val Verde Unified School District
                    COP, 5.25%, 1/1/15, Prerefunded
                    at 100% of Par (FGIC)(3)                           1,115,260
         2,505,000  Val Verde Unified School District
                    COP, 5.25%, 1/1/15, Prerefunded
                    at 100% of Par (FGIC)(3)                           2,793,726
         3,000,000  Ventura County Public Financing
                    COP, 4.75%, 8/15/11 (FSA)                          3,068,280
         1,000,000  Vista Unified School District GO,
                    Series 2007 C, (Election of 2002),
                    5.00%, 8/1/25 (FSA)                                1,063,390
         1,500,000  West Sacramento Financing Auth.
                    Special Tax Rev., Series 2006 A,
                    5.00%, 9/1/18 (XLCA)                               1,632,015
         1,500,000  West Sacramento Financing Auth.
                    Special Tax Rev., Series 2006 A,
                    5.00%, 9/1/19 (XLCA)                               1,622,625
         1,500,000  West Sacramento Financing Auth.
                    Special Tax Rev., Series 2006 A,
                    5.00%, 9/1/20 (XLCA)                               1,610,550
                                                                 ---------------
                                                                     524,649,999
                                                                 ---------------
GUAM - 1.7%
         2,500,000  Guam Government GO, Series
                    2007 A, 5.00%, 11/15/23                            2,379,750
         2,500,000  Guam Government GO, Series
                    2007 A, 5.125%, 11/15/27                           2,358,300
         5,000,000  Guam Government Limited
                    Obligation Rev., Series 2001 A,
                    5.00%, 12/1/09 (FSA)(2)                            5,171,800
                                                                 ---------------
                                                                       9,909,850
                                                                 ---------------
NORTHERN MARIANA ISLANDS - 0.8%
            40,000  Northern Mariana Islands GO,
                    Series 2000 A, 5.50%,
                    6/1/08 (ACA)                                          40,198
         1,445,000  Northern Mariana Islands GO,
                    Series 2000 A, 5.50%,
                    6/1/08 (ACA)(3)                                    1,460,678
         1,555,000  Northern Mariana Islands GO,
                    Series 2000 A, 5.50%,
                    6/1/09 (ACA)                                       1,577,237
         1,430,000  Northern Mariana Islands GO,
                    Series 2000 A, 5.75%,
                    6/1/10 (ACA)                                       1,468,295
                                                                 ---------------
                                                                       4,546,408
                                                                 ---------------
PUERTO RICO - 5.7%
         1,500,000  Children's Trust Fund Tobacco
                    Settlement Rev., 5.00%, 7/1/08(3)                  1,514,415
         1,000,000  Puerto Rico Electric Power Auth.
                    Rev., Series 1999 FF, 5.25%,
                    7/1/09 (MBIA)                                      1,029,000
           500,000  Puerto Rico Electric Power Auth.
                    Rev., Series 1999 FF, 5.25%,
                    7/1/09 (MBIA)(3)                                     515,755
         3,700,000  Puerto Rico Electric Power Auth.
                    Rev., Series 2002 II, 5.375%,
                    7/1/12, Prerefunded at 101%
                    of Par (MBIA)(2)(3)                                4,071,776

CALIFORNIA TAX-FREE BOND - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
         2,655,000  Puerto Rico Electric Power Auth.
                    Rev., Series 2002 KK, 5.25%,
                    7/1/13 (FSA)                                       2,892,330
         3,140,000  Puerto Rico Electric Power Auth.
                    Rev., Series 2002 KK, 5.50%,
                    7/1/14 (FSA)                                       3,495,699
         1,750,000  Puerto Rico GO, Series 2004 A,
                    5.00%, 7/1/12                                      1,797,128
         2,000,000  Puerto Rico GO, Series 2006 A,
                    5.25%, 7/1/26                                      2,042,160
         2,500,000  Puerto Rico GO, Series 2006 B,
                    5.00%, 12/1/15                                     2,630,750
         5,490,000  Puerto Rico GO, Series 2006 B,
                    5.25%, 7/1/17                                      5,816,435
         1,500,000  Puerto Rico Infrastructure
                    Financing Auth. Special Tax Rev.,
                    Series 2006 B, 4.50%, 7/1/11                       1,537,125
         3,325,000  Puerto Rico Municipal Finance
                    Agency GO, Series 2005 A,
                    5.25%, 8/1/25                                      3,395,224
         3,090,000  Puerto Rico Public Buildings Auth.
                    Rev., Series 1995 A, 6.25%,
                    7/1/09 (Ambac)                                     3,222,561
                                                                 ---------------
                                                                      33,960,358
                                                                 ---------------
U.S. VIRGIN ISLANDS - 1.0%
           500,000  Virgin Islands Public Finance Auth.
                    Rev., 5.00%, 10/1/14                                 522,925
           500,000  Virgin Islands Public Finance Auth.
                    Rev., 5.25%, 10/1/14                                 526,335
           170,000  Virgin Islands Public Finance Auth.
                    Rev., 5.25%, 10/1/15                                 179,571
         2,270,000  Virgin Islands Public Finance Auth.
                    Rev., (Virgin Islands Gross
                    Receipts Taxes Loan Note),
                    5.00%, 10/1/18 (FGIC)                              2,452,712
         1,050,000  Virgin Islands Public Finance Auth.
                    Rev., Series 1998 A (Senior Lien),
                    5.50%, 10/1/13                                     1,075,547
           500,000  Virgin Islands Public Finance Auth.
                    Rev., Series 2004 A, (Virgin
                    Islands Matching Fund Loan Note
                    & Senior Lien), 5.25%, 10/1/22                       513,825
           500,000  Virgin Islands Public Finance Auth.
                    Rev., Series 2004 A, (Virgin
                    Islands Matching Fund Loan Note
                    & Senior Lien), 5.25%, 10/1/23                       512,070
                                                                 ---------------
                                                                       5,782,985
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                           578,849,600
(Cost $565,108,470)                                              ---------------

SHORT-TERM MUNICIPAL SECURITIES - 2.3%
PUERTO RICO - 2.3%
         5,000,000  Government Development Bank
                    of Puerto Rico Rev.,
                    4.35%, 12/7/07                                     5,000,250
         5,000,000  Government Development Bank
                    of Puerto Rico Rev.,
                    4.55%, 12/7/07                                     5,000,450
         3,523,000  Government Development Bank
                    of Puerto Rico Rev.,
                    4.30%, 12/14/07                                    3,523,282
                                                                 ---------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES                                 13,523,982
(Cost $13,523,000)                                               ---------------

CALIFORNIA TAX-FREE BOND - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2007 (UNAUDITED)
                                                                        VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 100.1%                                 592,373,582
                                                                 ---------------
(Cost $578,631,470)

OTHER ASSETS AND LIABILITIES - (0.1)%                                  (748,670)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 591,624,912
                                                                 ===============

FUTURES CONTRACTS
                                    Expiration    Underlying Face    Unrealized
Contracts Purchased                    Date       Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
845  U.S. Treasury 2-Year Notes     March 2008     $177,542,422       $245,958
                                                 ===============================

                                    Expiration    Underlying Face    Unrealized
Contracts Sold                         Date       Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
466  U.S. Treasury 10-Year Notes    March 2008      $52,752,656      $(774,679)
                                                 ===============================

NOTES TO SCHEDULE OF INVESTMENTS
ACA = American Capital Access
AGC = Assured Guaranty Corp.
Ambac = Ambac Assurance Corporation
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.
FGIC-TCRS = Financial Guaranty Insurance Co. - Transferable Custodial Receipts
FSA = Financial Security Assurance, Inc.
GIC = Guaranteed Investment Contract
GO = General Obligation
LOC = Letter of Credit
MBIA = MBIA Insurance Corporation
MBIA-IBC = MBIA Insured Bond Certificates
RADIAN = Radian Asset Assurance, Inc.
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective November 30, 2007.
XLCA = XL Capital Ltd.
XLCA-ICR = XL Capital Ltd. - Insured Custodial Receipts
(1) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at November 30, 2007, was
    $2,500,000, which represented 0.4% of total net assets.
(2) Security, or a portion thereof, has been segregated for when-issued securities and/or futures contracts.
(3) Escrowed to maturity in U.S. government securities or state and local government securities.
(4) When-issued security.

CALIFORNIA TAX-FREE BOND - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of November 30, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $578,631,470
                                                                 ===============
Gross tax appreciation of investments                              $ 15,902,930
Gross tax depreciation of investments                                (2,160,818)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $ 13,742,112
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
CALIFORNIA LONG-TERM TAX-FREE FUND
NOVEMBER 30, 2007

[american century investments logo and text logo]

CALIFORNIA LONG-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES - 100.6%
CALIFORNIA - 98.9%
     $   5,235,000  Antioch Public Financing Auth.
                    Lease Rev., Series 2002 A,
                    (Municipal Facilities), 5.50%,
                    1/1/32 (MBIA)(1)                               $   5,466,866
         4,730,000  Antioch Public Financing Auth.
                    Lease Rev., Series 2002 B,
                    (Municipal Facilities), 5.625%,
                    1/1/22 (MBIA)(1)                                   4,980,359
         6,005,000  Antioch Public Financing Auth.
                    Lease Rev., Series 2002 B,
                    (Municipal Facilities), 5.625%,
                    1/1/27 (MBIA)(1)                                   6,292,519
         3,445,000  Association of Bay Area
                    Governments Tax Allocation Rev.,
                    Series 2007 A, 5.00%,
                    9/1/33 (Ambac)(2)                                  3,556,170
         1,395,000  Avenal Public Financing Auth.
                    Rev., 5.00%, 9/1/25                                1,425,006
           720,000  Banning COP, (Wastewater
                    System Refunding &
                    Improvement), 8.00%,
                    1/1/19 (Ambac)                                       838,634
         1,205,000  Berryessa Union School District
                    GO, Series 2001 B, (Election
                    of 1999), 5.375%, 8/1/17,
                    Prerefunded at 101% of
                    Par (FSA)(3)                                       1,305,509
         1,205,000  Berryessa Union School District
                    GO, Series 2001 B, (Election of
                    1999), 5.375%, 8/1/18,
                    Prerefunded at 101% of
                    Par (FSA)(3)                                       1,305,509
         3,500,000  Big Bear Lake Water Rev., 6.00%,
                    4/1/22 (MBIA)                                      4,155,200
         5,000,000  California County Tobacco
                    Securitization Agency Rev.,
                    5.25%, 6/1/46                                      4,329,550
           500,000  California Department of Water
                    Resources Power Supply Rev.,
                    Series 2002 B2, VRDN, 3.49%,
                    12/3/07 (LOC: BNP Paribas)                           500,000
         3,750,000  California Department of Water
                    Resources Power Supply Rev.,
                    Series 2005 F5, VRDN, 3.49%,
                    12/3/07 (LOC: Citibank N.A.)                       3,750,000
         2,000,000  California Educational Facilities
                    Auth. Rev., (University of Pacific),
                    5.25%, 11/1/34                                     2,046,460
         8,570,000  California Educational Facilities
                    Auth. Rev., (University of Southern
                    California), 5.50%, 10/1/27(1)                     8,893,175
         1,920,000  California Educational Facilities
                    Auth. Rev., (Western University
                    Health Sciences), 6.00%, 10/1/32                   2,147,597
         1,220,000  California Educational Facilities
                    Auth. Rev., Series 2004 C,
                    (Lutheran University),
                    5.00%, 10/1/29                                     1,188,280
         2,000,000  California Educational Facilities
                    Auth. Rev., Series 2005 A,
                    (University La Verne), 5.00%,
                    6/1/35 (GO of University)                          1,890,160
         5,000,000  California Educational Facilities
                    Auth. Rev., Series 2007 A,
                    (Claremont Graduate University),
                    5.00%, 3/1/42                                      4,943,000
         3,000,000  California GO, 6.125%,
                    10/1/11 (Ambac)(1)                                 3,303,450
        10,000,000  California GO, 5.00%, 2/1/14(1)                   10,903,599
        10,000,000  California GO, 4.00%, 8/1/17(1)                    9,986,000
         7,300,000  California GO, 5.00%, 11/1/32(1)                   7,412,128
         8,000,000  California GO, 5.00%, 6/1/34(1)                    8,089,920
         3,000,000  California Health Facilities
                    Financing Auth. Rev., Series
                    1989 A, (Kaiser Permanente),
                    7.15%, 10/1/09(4)                                  2,805,720
         5,165,000  California Health Facilities
                    Financing Auth. Rev., Series
                    1993 C, (St. Francis Memorial
                    Hospital), 5.875%, 11/1/23(1)(3)                   6,213,443
         6,500,000  California Health Facilities
                    Financing Auth. Rev., Series
                    2007 A, (Sutter Health),
                    5.25%, 11/15/46(1)                                 6,630,585
         1,000,000  California Infrastructure &
                    Economic Development Bank Rev.,
                    (Performing Arts Center of Los
                    Angeles County), 5.00%, 12/1/37                    1,016,930
         4,760,000  California Mobilehome Park
                    Financing Auth. Rev., Series
                    2006 A, (Union City Tropics),
                    5.00%, 12/15/41(1)                                 4,331,029
         3,000,000  California Municipal Finance Auth.
                    COP, (Community Hospitals of
                    Central California Obligated
                    Group), 5.25%, 2/1/46                              2,819,370
         4,000,000  California Public Works Board
                    Lease Rev., Series 1993 A,
                    (Department of Corrections),
                    5.00%, 12/1/19 (Ambac)                             4,322,400

CALIFORNIA LONG-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
         2,400,000  California Public Works Board
                    Lease Rev., Series 2003 C,
                    (Department of Corrections),
                    5.00%, 6/1/24                                      2,436,648
         6,000,000  California Public Works Board
                    Lease Rev., Series 2005 A,
                    (Department of General Services -
                    Butterfield), 5.25%, 6/1/30(1)                     6,185,580
         2,835,000  California Public Works Board
                    Lease Rev., Series 2006 E,
                    (University of California Research
                    Project), 5.00%, 10/1/31                           2,923,679
         2,590,000  California Public Works Board
                    Lease Rev., Series 2006 G,
                    (Physical Science Replacement
                    Building, Wing A, Los Angeles
                    Campus), 5.00%, 11/1/26                            2,628,073
         9,500,000  California Public Works Board
                    Lease Rev., Series 2006 G,
                    (California State University),
                    5.00%, 11/1/31(1)                                  9,612,100
         3,370,000  California Public Works Board
                    Lease Rev., Series 2006 H,
                    (Department of Corrections &
                    Rehabilitation), 5.00%, 11/1/31(1)                 3,409,766
         9,815,000  California Statewide Communities
                    Development Auth. Rev., Series
                    1998 A, (Sherman Oaks Project),
                    5.00%, 8/1/22 (Ambac)(1)                          10,592,937
        12,050,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2001 C, (Kaiser Permanente),
                    5.25%, 8/1/31(1)                                  12,241,956
         1,000,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2005 A, (Thomas Jefferson
                    School of Law), 4.875%, 10/1/35                    1,058,730
        10,000,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2006 B, (Kaiser Permanente),
                    5.25%, 3/1/45(1)                                  10,065,700
         5,695,000  Capistrano Unified School District
                    Special Tax Rev., (Community
                    Facilities District No. 88-1),
                    6.50%, 9/1/14 (FSA)(1)                             5,795,972
         1,125,000  Carlsbad Unified School District
                    GO, Series 2007 A, (Election of
                    2006), 5.25%, 8/1/32 (MBIA)                        1,211,434
         1,520,000  Castaic Lake Water Agency COP,
                    Series 1994 A, (Water System
                    Improvement), 7.00%,
                    8/1/12 (MBIA)                                      1,747,605
         5,725,000  City of Escondido COP, 5.00%,
                    9/1/30 (Ambac)(1)                                  5,918,849
         7,500,000  City of Vista COP, (Community
                    Projects), 5.00%, 5/1/37
                    (MBIA)(2)                                          7,650,000
         1,320,000  Coalinga Public Financing Auth.
                    Local Obligation Rev., Series
                    1998 A, 6.375%, 9/15/21
                    (Ambac)                                            1,619,706
         2,615,000  Concord Joint Powers Financing
                    Auth. Lease Rev., (Concord
                    Avenue Parking Structure),
                    5.125%, 3/1/23                                     2,695,908
         2,580,000  Concord Joint Powers Financing
                    Auth. Lease Rev., (Police
                    Facilities), 5.25%, 8/1/13                         2,726,854
         1,890,000  Contra Costa Water District Rev.,
                    Series 1992 E, 6.25%,
                    10/1/12 (Ambac)                                    2,040,179
         3,590,000  Fontana Redevelopment Agency
                    Tax Allocation Rev., (Sierra
                    Corridor), 5.50%, 9/1/34                           3,666,754
         2,000,000  Foothill-De Anza Community
                    College District GO, Series
                    2007 A, (Election of 2006),
                    5.00%, 8/1/27 (Ambac)                              2,092,760
         2,225,000  Fresno Sewer Rev., Series 1993 A,
                    6.25%, 9/1/14 (Ambac)                              2,509,555
         1,500,000  Golden State Tobacco
                    Securitization Corp. Settlement
                    Rev., Series 2007 A1,
                    5.75%, 6/1/47                                      1,412,400
         4,705,000  Hillsborough School District GO,
                    Series 2006 B, (Election of 2002),
                    4.86%, 9/1/29(4)                                   1,672,439
         5,010,000  Hillsborough School District GO,
                    Series 2006 B, (Election of 2002),
                    4.87%, 9/1/30(4)                                   1,690,625
         5,335,000  Hillsborough School District GO,
                    Series 2006 B, (Election of 2002),
                    4.88%, 9/1/31(4)                                   1,713,175
         5,000,000  Huntington Beach Union High
                    School District GO, (Election of
                    2004), 5.00%, 8/1/31 (MBIA)(4)                     1,612,000
         9,350,000  Imperial Irrigation District COP,
                    (Water Systems), 5.50%,
                    7/1/29 (Ambac)(1)                                  9,901,463
         3,000,000  Independent Cities Lease Finance
                    Auth. Rev., Series 2006 A,
                    (San Juan Mobile Estates),
                    5.125%, 5/15/41                                    2,787,690
         2,500,000  Inglewood Redevelopment Agency
                    Tax Allocation Rev.,
                    Series 2007 A-1, 5.00%,
                    5/1/33 (Ambac)(2)                                  2,544,075

CALIFORNIA LONG-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
         5,000,000  Irvine Unified School District
                    Financing Auth. Special Tax Rev.,
                    Series 2006 A, 5.125%, 9/1/36                      4,699,450
         1,815,000  Kern High School District GO,
                    7.15%, 8/1/14 (MBIA)(3)                            2,217,131
         1,340,000  Kern High School District GO,
                    Series 1992 C, (Election of 1990),
                    6.25%, 8/1/13 (MBIA)(3)                            1,540,183
         3,630,000  Kern High School District GO,
                    Series 1993 D, 7.00%,
                    8/1/17 (MBIA)(3)                                   4,226,699
         1,250,000  Lancaster Financing Auth. Rev.,
                    (Projects No. 5 & 6),
                    5.60%, 2/1/34                                      1,273,363
         5,190,000  Lancaster Financing Auth. Tax
                    Allocation Rev., (School District
                    Projects), 5.00%, 2/1/37(1)                        4,952,298
         1,335,000  Little Lake City School District
                    GO, Series 2000 A, 6.125%,
                    7/1/10, Prerefunded at 101%
                    of Par (FSA)(3)                                    1,445,338
         2,240,000  Lodi Unified School District COP,
                    Series 2005 A, (Aspire), 5.00%,
                    8/1/32 (FGIC)                                      2,294,566
         1,605,000  Long Beach Bond Finance Auth.
                    Lease Rev., (Plaza Parking
                    Facility), 5.25%, 11/1/21                          1,659,105
         5,000,000  Los Angeles Department of Water
                    & Power Rev., Series 2007 A2,
                    (Water System), 5.00%,
                    7/1/44 (Ambac)                                     5,216,100
         8,000,000  Metropolitan Water District of
                    Southern California Rev.,
                    5.75%, 8/10/18(1)                                  9,165,920
         3,000,000  Metropolitan Water District of
                    Southern California Rev., Series
                    2006 B, 4.375%, 7/1/37                             2,918,310
         9,095,000  Modesto, Stockton, Redding
                    Public Power Agency Rev.,
                    Series 1989 D, (San Juan),
                    6.75%, 7/1/20 (MBIA)(1)(3)                        10,886,350
         1,065,000  Mountain View School District
                    Santa Clara County GO, Series
                    2000 B, 6.125%, 7/1/10,
                    Prerefunded at 101% of
                    Par (FSA)(3)                                       1,151,915
         1,000,000  New Haven Unified School District
                    GO, 12.00%, 8/1/18 (FSA)                           1,699,500
         6,000,000  Northern Inyo County Local
                    Hospital District GO, 5.60%,
                    8/1/35(1)                                          6,283,080
         6,110,000  Oakland Redevelopment Agency
                    Tax Allocation Rev., (Central
                    District), 5.50%, 2/1/14
                    (Ambac)(1)                                         6,515,826
         1,680,000  Oceanside COP, Series 2003 A,
                    5.25%, 4/1/17 (Ambac)                              1,790,712
         4,650,000  Orange County Community
                    Facilities District No. 2004-1
                    Special Tax Rev., Series 2005 A,
                    (Ladera Ranch), 5.20%, 8/15/34                     4,534,913
           850,000  Orange County Improvement Bond
                    Act of 1915 Special Assessment,
                    5.00%, 9/2/26                                        832,210
         1,250,000  Orange County Improvement Bond
                    Act of 1915 Special Assessment,
                    5.05%, 9/2/33                                      1,203,713
         2,000,000  Orange County Improvement Bond
                    Act of 1915 Special Assessment,
                    (Newport Coast Phase IV
                    Assessment District No. 01-1),
                    5.00%, 9/2/28                                      1,938,320
         2,000,000  Orange County Improvement Bond
                    Act of 1915 Special Assessment,
                    (Newport Coast Phase IV
                    Assessment District No. 01-1),
                    5.10%, 9/2/33                                      1,939,880
         3,100,000  Oxnard School District GO, Series
                    2001 A, 5.75%, 8/1/22 (MBIA)                       3,485,919
         2,400,000  Pasadena COP, (Old Pasadena
                    Parking Facility), 6.25%, 1/1/18                   2,712,240
         1,450,000  Perris Public Financing Auth. Tax
                    Allocation Rev., 5.35%, 10/1/36                    1,359,970
         2,500,000  Pico Rivera Water Auth. Rev.,
                    Series 1999 A, (Water Systems),
                    5.50%, 5/1/29 (MBIA)                               2,873,550
         1,000,000  Pomona Unified School District
                    GO, Series 2000 A, 6.55%,
                    8/1/29 (MBIA)                                      1,279,510
         1,000,000  Pomona Unified School District
                    GO, Series 2001 A, 6.15%,
                    8/1/30 (MBIA)                                      1,197,700
         1,110,000  Poway Redevelopment Agency
                    COP, (Paguay Redevelopment),
                    5.375%, 12/15/20 (Ambac)                           1,190,264
         6,000,000  Poway Unified School District
                    Special Tax Rev., (Community
                    Facilities District No. 6-4),
                    5.125%, 9/1/35                                     5,652,720
         1,580,000  Riverside Redevelopment Agency
                    Rev., Series 2004 A, (Housing
                    Set-Aside Tax Allocation),
                    5.00%, 8/1/28 (FGIC)                               1,622,692
         1,500,000  Sacramento City Financing Auth.
                    Lease Rev., Series 1993 A,
                    5.40%, 11/1/20 (Ambac)                             1,691,760

CALIFORNIA LONG-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
         1,000,000  Saddleback Valley Unified School
                    District Public Financing Auth.
                    Special Tax Rev., Series 1997 A,
                    6.00%, 9/1/16 (FSA)                                1,165,520
         4,640,000  San Diego County COP, (Burnham
                    Institute), 6.25%, 9/1/09,
                    Prerefunded at 101% of Par(1)(3)                   4,911,115
        10,400,000  San Diego County COP, Linked
                    Security, ARC, YCC, 5.625%,
                    9/1/12 (Ambac)                                    10,874,447
         2,715,000  San Marcos Public Facilities Auth.
                    Rev., Series 2000 A, (Tax
                    Increment Project Area 3),
                    6.75%, 10/1/10(1)                                  3,022,610
         3,535,000  San Mateo County Joint Powers
                    Financing Auth. Lease Rev.,
                    Series 1993 A, (Capital Projects
                    Program), 6.50%, 7/1/15 (MBIA)                     4,135,172
         4,000,000  San Mateo County Joint Powers
                    Financing Auth. Lease Rev.,
                    Series 1993 A, (Capital Projects
                    Program), 6.00%, 7/1/19 (MBIA)                     4,737,880
         3,355,000  Santa Barbara County Waterfront
                    GO, 5.50%, 10/1/22 (Ambac)                         3,623,333
         2,000,000  Santa Margarita-Dana Point
                    Auth. Rev., Series 1994 B,
                    (Improvement Districts 3, 3A,
                    4, 4A), 7.25%, 8/1/14 (MBIA)                       2,441,620
         2,470,000  Shasta Lake Public Finance Auth.
                    Rev., 5.00%, 4/1/25                                2,466,987
         2,500,000  South Coast Air Quality
                    Management District Building
                    Corp. Rev., (Installment Sale
                    Headquarters), 6.00%,
                    8/1/11 (Ambac)                                     2,685,700
         2,705,000  South Gate COP, Series 2002 A,
                    5.50%, 9/1/21 (Ambac)                              2,940,903
         2,000,000  South Orange County Public
                    Financing Auth. Special Tax Rev.,
                    Series 1994 A, (Senior Lien),
                    7.00%, 9/1/11 (MBIA)                               2,258,680
         2,315,000  South Tahoe Joint Powers
                    Financing Auth. Rev., Series
                    2005 A, 5.00%, 10/1/28 (Ambac)                     2,391,349
         7,315,000  Southern California Public Power
                    Auth. Rev., (Multiple Projects),
                    6.75%, 7/1/12 (FSA)                                8,365,580
         3,730,000  Southern California Public Power
                    Auth. Rev., (Multiple Projects),
                    6.75%, 7/1/13 (FSA)                                4,328,814
         1,285,000  Stanton Redevelopment Agency
                    Tax Allocation Rev., (Community
                    Development), 5.45%,
                    12/1/17 (Ambac)                                    1,315,583
         2,850,000  Stockton Health Facilities Auth.
                    Rev., Series 1997 A, (Dameron
                    Hospital Association),
                    5.70%, 12/1/14                                     2,909,679
         2,000,000  Taft Public Financing Auth. Lease
                    Rev., Series 1997 A, (Community
                    Correctional Facility Acquisition),
                    6.05%, 1/1/17                                      2,140,980
         2,885,000  Torrance COP, Series 2005 B,
                    (Refinancing & Public
                    Improvement), 5.25%,
                    6/1/34 (Ambac)                                     3,002,679
         1,215,000  Turlock Health Facility COP,
                    (Emanuel Medical Center, Inc.),
                    5.50%, 10/15/18                                    1,265,313
         1,285,000  Turlock Health Facility COP,
                    (Emanuel Medical Center, Inc.),
                    5.50%, 10/15/19                                    1,331,363
         2,500,000  Ukiah Electric Rev., 6.25%,
                    6/1/18 (MBIA)                                      2,875,425
           370,000  University of California Rev.,
                    Series 2004 A, (UCLA Medical
                    Center), 5.50%, 5/15/24 (Ambac)                      397,436
           630,000  University of California Rev.,
                    Series 2004 A, (UCLA Medical
                    Center), 5.50%, 5/15/24,
                    Prerefunded at 101% of
                    Par (Ambac)(3)                                       692,597
         1,445,000  Walnut Valley Unified School
                    District GO, Series 1992 B, 6.00%,
                    8/1/10 (Ambac)(3)                                  1,548,231
         3,020,000  Watsonville Insured Hospital Rev.,
                    Series 1996 A, (Community
                    Hospital), 6.20%, 7/1/12
                    (California Mortgage Insurance)(3)                 3,242,483
         3,880,000  Woodland COP, (Wastewater
                    System Reference), 5.75%,
                    3/1/12 (Ambac)                                     4,085,912
                                                                 ---------------
                                                                     439,621,778
                                                                 ---------------
GUAM - 0.7%
         3,250,000  Guam Government GO, Series
                    2007 A, 5.25%, 11/15/37                            3,025,588
                                                                 ---------------

CALIFORNIA LONG-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
PUERTO RICO - 1.0%
         4,000,000  Puerto Rico Electric Power Auth.
                    Rev., Series 2002 II, 5.375%,
                    7/1/12 (XLCA)                                      4,401,920
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                           447,049,286
(Cost $431,745,606)                                              ---------------

MUNICIPAL DERIVATIVES - 0.2%
CALIFORNIA - 0.2%
         1,000,000  San Diego County Water Auth.
                    Rev. COP, (Registration Rites),
                    Yield Curve Notes, Inverse Floater,
                    7.64%, 4/22/09 (FGIC)(5)                           1,063,920
                                                                 ---------------
(Cost $1,009,317)

TOTAL INVESTMENT SECURITIES - 100.8%                                 448,113,206
                                                                 ---------------
(Cost $432,754,923)

OTHER ASSETS AND LIABILITIES - (0.8)%                                (3,675,681)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 444,437,525
                                                                 ===============

FUTURES CONTRACTS
                                   Expiration     Underlying Face    Unrealized
Contracts Purchased                   Date        Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
625 U.S. Treasury 2-Year Notes     March 2008      $131,318,359       $(60,000)
                                                 ===============================

                                   Expiration     Underlying Face    Unrealized
Contracts Sold                        Date        Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
346 U.S. Treasury 10-Year Notes    March 2008       $39,168,281      $(575,191)
                                                 ===============================

SWAP AGREEMENTS
Notional                                                             Unrealized
Amount             Description of Agreement      Expiration Date     Gain (Loss)
--------------------------------------------------------------------------------
INTEREST RATE
--------------------------------------------------------------------------------
$10,000,000        Receive semiannually a           April 2028       $(458,750)
                   variable rate based on the                       ============
                   weekly Securities Industry
                   and Financial Markets
                   Association Municipal Swap
                   Index and pay semiannually
                   a fixed rate equal to 4.05%
                   with Morgan Stanley Capital
                   Services, Inc.

CALIFORNIA LONG-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
Ambac = Ambac Assurance Corporation
ARC = Auction Rate Certificate
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.
FSA = Financial Security Assurance, Inc.
GO = General Obligation
LOC = Letter of Credit
MBIA = MBIA Insurance Corporation
XLCA = XL Capital Ltd.
YCC = Yield Curve Certificate
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective November 31, 2007.
(1) Security, or a portion thereof, has been segregated for futures contracts, swap agreements and/or when-issued securities.
(2) When-issued security.
(3) Escrowed to maturity in U.S. government securities or state and local government securities.
(4) Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(5) Inverse floaters have interest rates that move inversely to market interest rates. Inverse floaters typically have durations longer than long-term bonds, which may cause their value to be more volatile than long-term bonds when interest rates change. Final maturity is indicated.

CALIFORNIA LONG-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of November 30, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 432,754,923
                                                                 ===============
Gross tax appreciation of investments                             $  20,656,133
Gross tax depreciation of investments                                (5,297,850)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $  15,358,283
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
CALIFORNIA HIGH-YIELD MUNICIPAL FUND
NOVEMBER 30, 2007

[american century investments logo and text logo]

CALIFORNIA HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES - 99.0%
CALIFORNIA - 94.3%
     $   1,000,000  ABC Unified School District GO,
                    Series 2000 B, 6.14%,
                    8/1/21 (FGIC)(1)                               $     533,470
         2,000,000  Alameda Public Financing Auth.
                    Local Agency Rev., Series 1996 A,
                    (Community Facilities District
                    No. 1), 7.00%, 8/1/19                              2,028,860
         2,600,000  Aliso Viejo Community Facilities
                    District No. 2005-01 Special
                    Tax Rev., (Glenwood at Aliso
                    Viejo), 6.00%, 9/1/38(2)                           2,602,574
         1,200,000  Anaheim Public Financing Auth.
                    Lease Rev., Series 1997 A, 6.00%,
                    9/1/24 (FSA)                                       1,433,088
         2,000,000  Antelope Valley Community
                    College District GO, Series
                    2007 B, (Election of 2004),
                    5.25%, 8/1/39 (MBIA)                               2,154,140
           695,000  Association of Bay Area
                    Governments Finance Auth. for
                    Nonprofit Corporations COP,
                    (Eskaton Gold River Lodge),
                    6.375%, 11/15/08, Prerefunded
                    at 102% of Par(4)                                    721,625
         3,000,000  Association of Bay Area
                    Governments Finance Auth. for
                    Nonprofit Corporations COP,
                    (Eskaton Gold River Lodge),
                    6.375%, 11/15/08, Prerefunded
                    at 102% of Par(4)                                  3,139,140
         2,875,000  Beaumont Financing Auth. Local
                    Agency Rev., Series 2004 D,
                    5.80%, 9/1/35                                      2,881,555
           855,000  Beaumont Financing Auth. Local
                    Agency Rev., Series 2005 C,
                    5.50%, 9/1/29                                        832,197
         4,000,000  Beaumont Financing Auth. Local
                    Agency Rev., Series 2005 C,
                    5.50%, 9/1/35                                      3,843,040
         2,700,000  Beaumont Financing Auth. Local
                    Agency Rev., Series 2006 A,
                    5.35%, 9/1/36                                      2,462,400
         1,490,000  Beaumont Financing Auth.
                    Special Tax Rev., Series 2005 B,
                    5.40%, 9/1/35                                      1,411,060
         1,190,000  Berryessa Unified School
                    District GO, Series 2000 A,
                    6.18%, 8/1/21 (FSA)(1)                               645,087
         1,220,000  Berryessa Unified School
                    District GO, Series 2000 A,
                    6.05%, 8/1/22 (FSA)(1)                               626,067
         1,000,000  Berryessa Unified School
                    District GO, Series 2000 A,
                    6.06%, 8/1/23 (FSA)(1)                               485,870
         2,150,000  California Department of Water
                    Resources Power Supply Rev.,
                    Series 2002 B2, VRDN, 3.49%,
                    12/3/07 (LOC: BNP Paribas)(3)                      2,150,000
         1,505,000  California Educational Facilities
                    Auth. Rev., (Western University
                    Health Sciences), 6.00%, 10/1/12                   1,679,129
         2,500,000  California GO, 5.25%,
                    8/1/32 (FSA)(3)                                    2,827,925
         5,500,000  California GO, 5.00%, 11/1/32(3)                   5,584,480
         5,000,000  California GO, 5.00%, 9/1/35(3)                    5,065,050
         5,000,000  California GO, 5.00%, 11/1/37(3)                   5,064,200
         4,000,000  California Health Facilities
                    Financing Auth. Rev., Series
                    1989 A, (Kaiser Permanente),
                    7.15%, 10/1/12 (Ambac)(1)(3)                       3,367,640
         2,500,000  California Health Facilities
                    Financing Auth. Rev., Series
                    1998 A, (Kaiser Permanente),
                    5.50%, 6/1/22 (FSA)(3)(4)                          2,572,575
         5,000,000  California Health Facilities
                    Financing Auth. Rev., Series
                    2007 A, (Sutter Health),
                    5.25%, 11/15/46(3)                                 5,100,450
         4,410,000  California Mobilehome Park
                    Financing Auth. Rev., Series
                    2000 B, (Union City Tropics),
                    7.30%, 8/15/10                                     4,907,845
         1,905,000  California Mobilehome Park
                    Financing Auth. Rev., Series
                    2001 B, (Rancho Vallecitos -
                    San Marcos), 6.75%, 11/15/36                       2,006,270
         6,345,000  California Mobilehome Park
                    Financing Auth. Rev., Series
                    2003 B, (Palomar Estates E&W),
                    7.00%, 9/15/36(3)                                  6,755,268

CALIFORNIA HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         4,760,000  California Mobilehome Park
                    Financing Auth. Rev., Series
                    2006 A, (Union City Tropics),
                    5.00%, 12/15/41(3)                                 4,331,031
         2,000,000  California Mobilehome Park
                    Financing Auth. Rev., Series
                    2006 B, (Union City Tropics),
                    5.50%, 12/15/41                                    1,816,760
        10,000,000  California Municipal Finance Auth.
                    COP, (Community Hospitals of
                    Central California Obligated
                    Group), 5.25%, 2/1/46(3)                           9,397,899
         2,000,000  California Public Works Board
                    Lease Rev., Series 1993 D,
                    (Department of Corrections),
                    5.25%, 6/1/15 (FSA)(3)                             2,179,200
         6,000,000  California Public Works Board
                    Lease Rev., Series 2005 A,
                    (Department of General
                    Services - Butterfield),
                    5.25%, 6/1/30(3)                                   6,185,580
         1,305,000  California State and Local
                    Government Financing Auth. Rev.,
                    Series 1997 B, (Marin Valley
                    Mobile Country), 7.50%, 10/1/24                    1,333,162
         4,630,000  California State University Fresno
                    Association Inc. Rev., (Auxiliary
                    Organization Event Center),
                    6.00%, 7/1/12, Prerefunded at
                    101% of Par(3)(4)                                  5,198,749
         2,455,000  California State University Fresno
                    Association Inc. Rev., (Auxiliary
                    Organization Event Center),
                    7.00%, 7/1/12, Prerefunded at
                    102% of Par(3)(4)                                  2,848,880
        10,000,000  California State University Rev.,
                    Series 2005 C, (Systemwide
                    Financing Program), 5.00%,
                    11/1/30 (MBIA)(3)                                 10,434,599
         2,550,000  California Statewide Communities
                    Development Auth. COP,
                    (Sonoma County Indian Health),
                    6.40%, 9/1/29                                      2,643,024
         1,070,000  California Statewide Communities
                    Development Auth. Rev., (Drew
                    School), 5.30%, 10/1/37                            1,003,778
         1,945,000  California Statewide Communities
                    Development Auth. Rev., (Thomas
                    Jefferson School of Law), 7.75%,
                    10/1/11, Prerefunded at 101%
                    of Par(3)(4)                                       2,243,791
         4,000,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2001 C, (Kaiser Permanente),
                    5.25%, 8/1/31(3)                                   4,063,720
         9,000,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2007 A, (California Baptist
                    University), 5.50%, 11/1/38                        8,745,659
        10,000,000  California Statewide Communities
                    Development Auth. Rev.,
                    Series 2007 A, (Front Porch
                    Communities and Services),
                    5.125%, 4/1/37(3)                                  9,547,199
         2,500,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2007 A, (Lancer Educational
                    Student Housing), 5.625%, 6/1/33                   2,425,925
         2,000,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2007 A, (Valleycare Health
                    System), 5.125%, 7/15/31                           1,841,860
         3,330,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2007 B, (Kaiser Permanente),
                    VRDN, 4.29%, 1/1/08(3)                             2,875,388
         6,250,000  Capistrano Unified School District
                    No. 90-2 Community Facilities
                    Special Tax Rev., 6.00%, 9/1/33                    6,387,813
         2,180,000  Capistrano Unified School District
                    No. 98-2 Community Facilities
                    Special Tax Rev., 5.00%,
                    9/1/23 (FGIC)(3)                                   2,277,359
         1,000,000  Carmel Unified School District GO,
                    5.50%, 8/1/25 (MBIA)(3)                            1,049,100
         1,075,000  Cathedral City Public Financing
                    Auth. Rev., Series 2000 A, 6.00%,
                    8/1/23 (MBIA)(1)                                     522,310
         1,075,000  Cathedral City Public Financing
                    Auth. Rev., Series 2000 A, 6.00%,
                    8/1/24 (MBIA)(1)                                     496,360
         1,085,000  Cathedral City Public Financing
                    Auth. Rev., Series 2000 A, 6.05%,
                    8/1/25 (MBIA)(1)                                     476,641
         1,085,000  Cathedral City Public Financing
                    Auth. Rev., Series 2000 A, 6.05%,
                    8/1/26 (MBIA)(1)                                     452,478
         7,000,000  Chino Hills COP, (Civic Center
                    Interim Financing), 5.00%,
                    9/1/36(3)                                          6,930,910
         1,700,000  Chino Valley Unified School
                    District COP, Series 2001 A,
                    5.375%, 9/1/20 (FSA)(3)                            1,811,214

CALIFORNIA HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         2,140,000  Chula Vista Community Facilities
                    District No. 01-1 Area A Special
                    Tax Rev., 6.10%, 9/1/10,
                    Prerefunded at 102% of Par(4)                      2,326,244
         2,175,000  Chula Vista Community Facilities
                    District No. 01-1 Area B Special
                    Tax Rev., (San Miguel),
                    5.45%, 9/1/36                                      2,085,020
         3,600,000  Chula Vista Community Facilities
                    District No. 06-1 Area A Special
                    Tax Rev., (Eastlake Woods),
                    6.20%, 9/1/33                                      3,721,572
         3,705,000  Chula Vista Community Facilities
                    District No. 12-I Special Tax
                    Rev., (McMillin Otay Ranch Village
                    Seven), 5.25%, 9/1/36                              3,448,058
         2,670,000  Chula Vista Community Facilities
                    District No. 13-I Special Tax
                    Rev., (Otay Ranch Village Seven),
                    5.35%, 9/1/36                                      2,522,189
         7,715,000  Chula Vista Community Facilities
                    District No. 99-1 Special Tax Rev.,
                    (Otay Ranch Spa One), 7.625%,
                    9/1/09, Prerefunded at 102%
                    of Par(4)                                          8,414,827
         2,020,000  City of Lake Elsinore Community
                    Facilities District No. 2006-2
                    Special Tax Rev., Series 2006 A,
                    (Viscaya), 5.40%, 9/1/36                           1,908,759
         1,775,000  City of Lincoln Community
                    Facilities District No. 2003-1
                    Special Tax Rev., (Lincoln
                    Crossing), 6.00%, 9/1/13                           2,026,873
         3,000,000  City of Lodi Wastewater System
                    COP, Series 2007 A, 5.00%,
                    10/1/37 (FSA)(2)                                   3,092,700
         3,105,000  City of Tracy Community Facilities
                    District No. 2006-01 Special Tax
                    Rev., (NEI Phase II), 5.75%,
                    9/1/36                                             2,968,287
         1,200,000  City of Whittier Rev., (Whittier
                    College), VRDN, 6.00%, 12/6/07
                    (RADIAN) (SBBPA: Bank of
                    New York)                                          1,200,000
         1,780,000  Clovis Public Financing Auth.
                    Lease Rev., (Corporate Yard),
                    5.375%, 3/1/20 (Ambac)                             1,891,624
           490,000  Corcoran COP, 8.75%, 6/1/16
                    (Acquired 4/28/92,
                    Cost $490,000)(5)                                    563,956
         2,000,000  Corona Department of Water &
                    Power COP, 5.00%,
                    9/1/35 (MBIA)(3)                                   2,053,500
         1,150,000  Duarte Unified School District GO,
                    Series 1999 B, 6.08%,
                    11/1/23 (FSA)(1)                                     552,345
         2,355,000  Duarte Unified School District GO,
                    Series 2006 E, (Election of
                    1998), 5.07%, 11/1/28 (FSA)(1)                       874,859
         1,910,000  El Dorado County Community
                    Facilities District No. 1992-1
                    Special Tax Rev., 5.60%, 9/1/09                    1,944,762
         2,500,000  El Dorado County Community
                    Facilities District No. 2001-1
                    Special Tax Rev., 6.30%, 9/1/31                    2,588,400
         4,500,000  El Dorado County Community
                    Facilities District No. 2005-1
                    Special Tax Rev., 5.25%, 9/1/35                    4,198,275
         5,000,000  Fillmore Redevelopment Agency
                    Tax Allocation Rev., Series
                    2006 A, (Central City
                    Redevelopment), 5.375%, 5/1/31                     4,794,200
         4,225,000  Florin Resource Conservation
                    District COP, Series 1999 A, (Elk
                    Grove Water Works), 6.75%,
                    9/1/09, Prerefunded at 102%
                    of Par(4)                                          4,549,649
         2,450,000  Folsom Community Facilities
                    District No. 7 Special Tax Rev.,
                    5.75%, 9/1/14                                      2,531,830
         1,640,000  Folsom Community Facilities
                    District No. 10 Special Tax Rev.,
                    7.00%, 9/1/09, Prerefunded at
                    102% of Par(4)                                     1,770,003
         2,610,000  Folsom Community Facilities
                    District No. 10 Special Tax Rev.,
                    7.00%, 9/1/24                                      2,734,941
         6,500,000  Folsom Community Facilities
                    District No. 14 Special Tax Rev.,
                    6.30%, 9/1/11                                      7,244,900
         3,735,000  Folsom Public Financing Auth.
                    Rev., Series 1997 A, 6.875%,
                    9/2/19                                             3,752,218

CALIFORNIA HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         3,000,000  Foothill-De Anza Community
                    College District GO, 6.16%,
                    8/1/21 (MBIA)(1)(3)                                1,626,270
         3,000,000  Fullerton Community Facilities
                    District No. 1 Special Tax Rev.,
                    (Amerige Heights), 6.20%, 9/1/32                   3,080,790
         5,000,000  Fullerton Unified School District
                    Community Facilities District
                    No. 1 Special Tax Rev.,
                    6.375%, 9/1/31(3)                                  5,209,000
         2,630,000  Glendale Unified School District
                    GO, Series 1999 C, 6.00%,
                    9/1/22 (FSA)(3)                                    2,756,687
         5,005,000  Golden State Tobacco
                    Securitization Corp. Settlement
                    Rev., Series 2003 A1,
                    6.75%, 6/1/13(3)                                   5,822,817
         3,920,000  Golden State Tobacco
                    Securitization Corp. Settlement
                    Rev., Series 2003 A1,
                    6.25%, 6/1/33(3)                                   4,336,108
         8,000,000  Golden State Tobacco
                    Securitization Corp. Settlement
                    Rev., Series 2005 A, 5.00%,
                    6/1/35 (FGIC)(3)                                   8,057,200
        20,500,000  Golden State Tobacco
                    Securitization Corp. Settlement
                    Rev., Series 2007 A1,
                    5.75%, 6/1/47(3)                                  19,302,799
         3,190,000  Hawaiian Gardens COP, Series
                    2000 A, 8.00%, 6/1/10,
                    Prerefunded at 102% of Par(4)                      3,563,358
         4,775,000  Hawaiian Gardens Redevelopment
                    Agency Tax Allocation Rev.,
                    Series 2006 B, (Redevelopment
                    Project No. 1), 5.40%, 12/1/25                     4,664,889
         2,670,000  Hemet Unified School District
                    Special Tax Rev., (Community
                    Facilities District No. 2005-2),
                    5.25%, 9/1/30                                      2,493,486
         1,510,000  Hemet Unified School District
                    Special Tax Rev., (Community
                    Facilities District No. 2005-2),
                    5.25%, 9/1/35                                      1,389,155
         5,000,000  Hesperia Public Financing Auth.
                    Rev., Series 2007 A,
                    (Redevelopment and Housing),
                    5.50%, 9/1/32 (XLCA)                               5,385,900
         2,025,000  Hesperia Public Financing Auth.
                    Rev., Series 2007 A,
                    (Redevelopment and Housing),
                    5.50%, 9/1/37 (XLCA)                               2,177,483
         2,000,000  Highland Special Tax Rev.,
                    (Community Facilities District
                    No. 01-1), 6.45%, 9/1/28                           2,052,380
         3,345,000  Hillsborough School District GO,
                    Series 2006 B, (Election of 2002),
                    4.84%, 9/1/28(1)(3)                                1,250,963
         5,000,000  Huntington Beach Union High
                    School District GO, (Election
                    of 2004), 5.00%, 8/1/31
                    (MBIA)(1)(3)                                       1,612,000
         5,000,000  Imperial Irrigation District COP,
                    (Water Systems), 5.50%,
                    7/1/29 (Ambac)(3)                                  5,294,900
           500,000  Independent Cities Lease Finance
                    Auth. Rev., Series 2006 B,
                    (San Juan Mobile Estates),
                    5.55%, 5/15/31                                       469,525
         1,150,000  Independent Cities Lease Finance
                    Auth. Rev., Series 2006 B,
                    (San Juan Mobile Estates),
                    5.85%, 5/15/41                                     1,099,538
         3,430,000  Independent Cities Lease Finance
                    Auth. Rev., Series 2007 A,
                    (Santa Rosa Leisure Mobilehome
                    Park), 5.70%, 11/15/47                             3,395,426
         1,970,000  Indio Redevelopment Agency Tax
                    Allocation Rev., Series 2004 B,
                    (Sub-Merged Project Area),
                    6.50%, 8/15/34                                     2,075,119
         5,000,000  Irvine Unified School District
                    Financing Auth. Special Tax Rev.,
                    Series 2005 A, 5.00%,
                    9/1/34 (Ambac)(3)                                  5,134,750
         8,550,000  Kern Community College Safety,
                    Repair and Improvement District
                    GO, (Election of 2002), 4.56%,
                    11/1/30 (FSA)(1)(3)                                2,827,314
         1,000,000  Laguna Salada Union School
                    District GO, Series 2000 C, 6.12%,
                    8/1/29 (FGIC)(1)                                     357,020
         1,225,000  Lake Elsinore Community
                    Facilities District No. 2004-3
                    Special Tax Rev., Series 2005 A,
                    (Rosetta Canyon Improvement
                    Area No. 1), 5.25%, 9/1/35                         1,175,682

CALIFORNIA HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         5,000,000  Lake Elsinore Community
                    Facilities District No. 2004-3
                    Special Tax Rev., Series 2006 A,
                    (Rosetta Canyon Improvement
                    Area No. 2), 5.25%, 9/1/37                         4,716,450
         1,100,000  Lake Elsinore Community
                    Facilities District No. 2005-1
                    Special Tax Rev., Series 2006 A,
                    (Serenity), 5.35%, 9/1/36                          1,031,767
         5,000,000  Lake Elsinore Community
                    Facilities District No. 2005-2
                    Special Tax Rev., Series 2005 A,
                    (Alberhill Ranch Improvement
                    Area A), 5.45%, 9/1/36                             4,861,650
         2,500,000  Lake Elsinore School Financing
                    Auth. Special Tax Rev., (Horsethief
                    Canyon), 5.625%, 9/1/16                            2,548,875
         2,245,000  Lake Elsinore Unified School
                    District Community Facilities
                    District No. 2005-1 Special Tax
                    Rev., (Improvement Area A),
                    5.40%, 9/1/35                                      2,171,184
         1,310,000  Los Angeles Community Facilities
                    District No. 3 Special Tax Rev.,
                    (Cascades Business Park and Golf
                    Course), 6.40%, 9/1/22                             1,336,030
         7,600,000  Los Angeles Convention & Exhibit
                    Center Auth. Rev., Series 2003 E,
                    VRDN, 3.50%, 12/5/07 (Ambac)
                    (SBBPA: Dexia Credit Local)(3)                     7,600,000
         5,000,000  Los Angeles Department of Water
                    & Power Rev., Series 2006 A1,
                    (Water System), 5.00%,
                    7/1/36 (Ambac)(3)                                  5,228,800
         5,455,000  Manteca Unified School District
                    GO, (Election of 2004), 4.92%,
                    8/1/30 (MBIA)(1)(3)                                1,848,918
         2,100,000  Menifee Union School District
                    Special Tax Rev., (Community
                    Facilities District No. 2005-2),
                    5.375%, 9/1/36                                     1,991,094
         1,825,000  Milpitas Improvement Bond Act
                    1915 Special Assessment, Series
                    1996 A, (Local Improvement
                    District 18), 6.75%, 9/2/16                        1,854,766
         4,000,000  Moreno Valley Unified School
                    District Special Tax Rev.,
                    (Community Facilities District
                    No. 2002-1), 6.20%, 9/1/32                         4,111,520
         4,100,000  Murrieta Community Facilities
                    District No. 2000-1 Special Tax
                    Rev., (Greer Ranch), 6.375%,
                    9/1/30                                             4,275,480
         1,920,000  Murrieta Community Facilities
                    District No. 2000-2 Special Tax
                    Rev., Series 2004 A, (The Oaks
                    Improvement Area), 6.00%,
                    9/1/34                                             1,945,805
           680,000  Murrieta Valley Unified School
                    District Special Tax Rev.,
                    (Community Facilities District
                    No. 2002-4 - Improvement
                    Area B), 5.45%, 9/1/38                               650,189
         1,660,000  North City West School Facilities
                    Financing Auth. Special Tax
                    Rev., Series 2005 B, 5.25%,
                    9/1/25 (Ambac)(3)                                  1,840,077
         3,500,000  Oceanside Community
                    Development Commission Tax
                    Allocation Rev., (Downtown
                    Redevelopment), 5.70%,
                    9/1/25(3)                                          3,599,225
         2,950,000  Oceanside Community Facilities
                    District Special Tax Rev., Series
                    2002 A, (No. 2001-1 Morrow Hills
                    Development), 6.20%, 9/1/32                        3,043,751
         1,000,000  Oceanside Community Facilities
                    District Special Tax Rev., Series
                    2004 A, (No. 2001-1 Morrow Hills
                    Development), 5.50%, 9/1/29                          973,330
         2,000,000  Orange County Community
                    Facilities District No. 1999-1
                    Special Tax Rev., Series 1999 A,
                    (Ladera Ranch), 6.50%, 8/15/09,
                    Prerefunded at 102% of Par(4)                      2,143,680
         2,200,000  Orange County Community
                    Facilities District No. 1999-1
                    Special Tax Rev., Series 1999 A,
                    (Ladera Ranch), 6.70%, 8/15/09,
                    Prerefunded at 102% of Par(4)                      2,365,308
         4,590,000  Orange County Community
                    Facilities District No. 2000-1
                    Special Tax Rev., Series 2000 A,
                    (Ladera Ranch), 6.25%, 8/15/08,
                    Prerefunded at 100% of Par(4)                      4,681,616
         2,300,000  Orange County Community
                    Facilities District No. 2004-1
                    Special Tax Rev., Series 2005 A,
                    (Ladera Ranch), 5.20%, 8/15/34                     2,243,075
         3,000,000  Oxnard School District GO, Series
                    2001 A, 5.75%, 8/1/30 (MBIA)(3)                    3,266,100
         1,150,000  Pacifica COP, (Public Safety
                    Building), 5.80%, 11/1/20
                    (MBIA)(3)                                          1,218,736
        10,000,000  Palmdale Water District COP,
                    5.00%, 10/1/34 (FGIC)(3)                          10,242,299

CALIFORNIA HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         2,525,000  Palomar Pomerado Health Care
                    District COP, (Indian Health
                    Council Inc.), 6.25%, 10/1/29(3)                   2,594,286
         1,390,000  Perris Community Facilities
                    District No. 3 Special Tax Rev.,
                    Series 2005 A, (Improvement
                    Area No. 2), 5.30%, 9/1/35                         1,297,273
         3,000,000  Perris Public Financing Auth.
                    Special Tax Rev., Series 2004 A,
                    6.125%, 9/1/34                                     3,111,690
         1,450,000  Perris Public Financing Auth. Tax
                    Allocation Rev., 5.35%, 10/1/36                    1,359,970
         1,000,000  Perris Union High School District
                    GO, Series 2000 A, 6.40%,
                    9/1/24 (FGIC)(1)                                     451,750
         1,000,000  Perris Union High School District
                    GO, Series 2000 A, 6.40%,
                    3/1/25 (FGIC)(1)                                     439,670
         2,900,000  Pittsburg Redevelopment Agency
                    Tax Allocation Rev., (Los Medanos
                    Community Development), 6.20%,
                    8/1/25 (Ambac)(1)(3)                               1,258,658
         2,640,000  Placer Union High School District
                    GO, Series 2000 A, (Election
                    of 1999), 6.20%, 8/1/16
                    (FGIC)(1)(3)                                       1,849,056
         1,600,000  Placer Union High School District
                    GO, Series 2000 A, (Election
                    of 1999), 6.28%, 8/1/18
                    (FGIC)(1)(3)                                       1,007,760
         2,925,000  Placer Union High School District
                    GO, Series 2000 A, (Election
                    of 1999), 6.35%, 8/1/21
                    (FGIC)(1)(3)                                       1,560,400
         2,100,000  Placer Union High School District
                    GO, Series 2000 A, (Election
                    of 1999), 6.37%, 8/1/22
                    (FGIC)(1)(3)                                       1,062,306
         3,525,000  Placer Union High School District
                    GO, Series 2000 A, (Election
                    of 1999), 6.39%, 8/1/23
                    (FGIC)(1)(3)                                       1,686,677
         1,000,000  Placer Union High School District
                    GO, Series 2000 A, (Election
                    of 1999), 6.40%, 8/1/24
                    (FGIC)(1)                                            453,540
         4,835,000  Pleasant Valley School
                    District-Ventura County GO,
                    Series 2002 A, 5.85%, 8/1/31
                    (MBIA)(3)                                          5,390,396
         1,055,000  Pomona Public Financing Auth.
                    Rev., Series 2006 AX, (Merged
                    Redevelopment), 5.00%,
                    2/1/23(3)                                          1,021,683
         1,100,000  Pomona Public Financing Auth.
                    Rev., Series 2006 AX, (Merged
                    Redevelopment), 5.00%,
                    2/1/24(3)                                          1,061,489
         1,155,000  Pomona Public Financing Auth.
                    Rev., Series 2006 AX, (Merged
                    Redevelopment), 5.00%,
                    2/1/25(3)                                          1,109,250
         3,900,000  Pomona Public Financing Auth.
                    Rev., Series 2006 AX, (Merged
                    Redevelopment), 5.00%,
                    2/1/32(3)                                          3,638,232
         2,800,000  Poway Unified School District
                    Special Tax Rev., (Community
                    Facilities District No. 6-4),
                    5.125%, 9/1/35                                     2,637,936
         2,500,000  Poway Unified School District
                    Special Tax Rev., (Community
                    Facilities District No. 14),
                    5.25%, 9/1/36                                      2,293,825
         2,000,000  Poway Unified School District
                    Special Tax Rev., (Community
                    Facilities District No. 14,
                    Improvement Area A),
                    5.25%, 9/1/36                                      1,835,060
         3,000,000  Rancho Cordova Community
                    Facilities District No. 2003-1
                    Special Tax Rev., (Sunridge
                    Anatolia), 5.375%, 9/1/37                          2,822,010
         2,000,000  Rancho Cordova Community
                    Facilities District No. 2003-1
                    Special Tax Rev., (Sunridge
                    Anatolia), 5.50%, 9/1/37                           1,916,600
         7,000,000  Rancho Cordova Community
                    Facilities District No. 2004-1
                    Special Tax Rev., (Sunridge Park
                    Area), 6.125%, 9/1/37                              7,088,900
         2,400,000  Rancho Cucamonga Community
                    Facilities District No. 2004-01
                    Special Tax Rev., (Rancho
                    Etiwanda Estates), 5.375%,
                    9/1/36                                             2,259,480
         7,500,000  Rancho Mirage Joint Powers
                    Financing Auth. Rev., Series
                    2007 A, (Eisenhower Medical
                    Center), 5.00%, 7/1/38                             7,441,575
         1,815,000  Redondo Beach Public Financing
                    Auth. Rev., (South Bay Center
                    Redevelopment), 7.125%, 7/1/08                     1,833,930
         1,485,000  Rialto Community Facilities
                    District No. 2006-1 Special Tax
                    Rev., (Elm Park), 5.35%, 9/1/36                    1,373,402

CALIFORNIA HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           280,000  Richmond Joint Powers Financing
                    Auth. Rev., Series 1995 A,
                    5.25%, 5/15/13                                       281,736
         1,700,000  Richmond Wastewater Rev.,
                    6.18%, 8/1/23 (FGIC)(1)                              831,045
         2,905,000  Richmond Wastewater Rev.,
                    6.20%, 8/1/26 (FGIC)(1)                            1,236,019
         2,365,000  Riverside County COP, (County
                    Administrative Center Annex),
                    5.75%, 11/1/31 (MBIA)(3)                           2,557,771
         2,040,000  Riverside County Improvement
                    Bond Act 1915 Special
                    Assessment, (District No. 168 -
                    Rivercrest), 6.70%, 9/2/26                         2,118,234
         2,000,000  Riverside Unified School District
                    Special Tax Rev., (Community
                    Facilities District No. 13,
                    Improvement Area 1),
                    5.375%, 9/1/34                                     1,891,480
         4,765,000  Riverside Unified School District
                    Special Tax Rev., Series 2000 A,
                    (Community Facilities District
                    No. 7), 7.00%, 9/1/10                              5,275,332
         1,000,000  Riverside Unified School District
                    Special Tax Rev., Series 2005 A,
                    (Community Facilities District
                    No. 15, Improvement Area 2),
                    5.25%, 9/1/30                                        939,910
         1,000,000  Riverside Unified School District
                    Special Tax Rev., Series 2007 A,
                    (Community Facilities District
                    No. 21, Improvement Area No. 2),
                    5.375%, 9/1/37                                       961,200
         4,315,000  Rohnert Park Finance Auth. Rev.,
                    Series 2001 A, (Las Casitas de
                    Sonoma), 6.40%, 4/15/36                            4,565,615
         5,000,000  Romoland School District Special
                    Tax Rev., (Community Facilities
                    District No. 1, Improvement
                    Area 1), 5.40%, 9/1/36                             4,724,650
         1,600,000  Roseville Special Tax Rev.,
                    (Westpark Community Facilities
                    District No. 1, Public Facilities),
                    5.25%, 9/1/37                                      1,435,312
           645,000  Sacramento County Community
                    Facilities District No. 1 Special
                    Tax Rev., (Elliot Ranch),
                    5.70%, 9/1/08                                        649,451
         1,500,000  Sacramento County Community
                    Facilities District No. 1 Special
                    Tax Rev., (Elliot Ranch),
                    6.30%, 9/1/21                                      1,526,370
         4,035,000  Sacramento County Community
                    Facilities District No. 2005-2
                    Special Tax Rev., Series 2007 A,
                    (North Vineyard Station No. 1),
                    6.00%, 9/1/37                                      4,056,749
         4,000,000  Sacramento Municipal Utilities
                    District Electric Rev., Series
                    1997 K, 5.25%, 7/1/24 (Ambac)                      4,469,960
         4,000,000  Sacramento Special Tax Rev.,
                    (North Natomas Community
                    Facilities), 6.30%, 9/1/26                         4,105,560
         1,975,000  San Buenaventura COP,
                    (Wastewater Revenue), 5.00%,
                    3/1/29 (MBIA)                                      2,042,841
         3,765,000  San Diego County Improvement
                    Bond Act of 1915 Special
                    Assessment (Reassessment
                    District No. 97-1 - 4-S Ranch),
                    6.25%, 9/2/12                                      3,854,984
         1,250,000  San Francisco City and County
                    Redevelopment Agency Lease
                    Rev., (George R. Moscone),
                    7.05%, 7/1/13(1)                                   1,008,513
         2,790,000  San Marcos Public Facilities Auth.
                    Special Tax Rev., Series
                    2004 A, 5.45%, 9/1/24                              2,810,032
         5,000,000  San Marcos Public Facilities Auth.
                    Special Tax Rev., Series
                    2004 A, 5.00%, 9/1/34 (FGIC)(3)                    5,119,850
         3,005,000  Santa Barbara County Rev.,
                    5.50%, 9/1/22 (Ambac)                              3,242,004
         2,875,000  Santa Monica Redevelopment
                    Agency Tax Allocation Rev., Series
                    2006 A, (Earthquake Recovery
                    Redevelopment), 5.00%,
                    7/1/28 (FGIC)                                      2,971,169
         2,000,000  Saugus Union School District
                    Special Tax Rev., (Community
                    Facilities District No. 2005-1),
                    5.30%, 9/1/36                                      1,915,940
         7,755,000  Shasta Lake Public Finance Auth.
                    Rev., (Electrical Enterprise),
                    6.25%, 4/1/13, Prerefunded at
                    102% of Par(4)                                     8,975,093

CALIFORNIA HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         2,160,000  Soledad Improvement Bond Act of
                    1915 Special Assessment,
                    (Diamond Ridge Assessment
                    District No. 2002-01),
                    6.75%, 9/2/33                                      2,296,102
           500,000  Southern California Public Power
                    Auth. Rev., 6.75%, 7/1/10 (FSA)                      542,990
         2,400,000  Southern California Public Power
                    Auth. Rev., (Transmission),
                    6.35%, 7/1/14 (MBIA)(1)                            1,873,008
         1,250,000  Southern California Public Power
                    Auth. Rev., (Transmission),
                    6.35%, 7/1/15 (MBIA)(1)                              932,513
         4,195,000  Stockton Community Facilities
                    District Special Tax Rev., (Spanos
                    Park West No. 2001-1), 6.375%,
                    9/1/12, Prerefunded at 102%
                    of Par(4)                                          4,792,704
         5,000,000  Sunnyvale Special Tax Rev.,
                    (Community Facilities District
                    No. 1), 7.75%, 8/1/32                              5,257,750
         2,690,000  Tahoe-Truckee Unified School
                    District GO, Series 1999 A,
                    (Improvement District No. 2),
                    6.19%, 8/1/22 (FGIC)(1)                            1,360,763
         2,220,000  Tahoe-Truckee Unified School
                    District GO, Series 1999 A,
                    (Improvement District No. 2),
                    6.19%, 8/1/23 (FGIC)(1)                            1,062,248
         5,000,000  Tustin Community Facilities
                    District No. 06-1 Special Tax Rev.,
                    Series 2007 A, (Tustin
                    Legace/Columbus Villages),
                    6.00%, 9/1/36                                      5,082,450
         1,300,000  Tustin Community Facilities
                    District No. 07-1 Special Tax Rev.,
                    (Tustin Legace/Retail Center),
                    6.00%, 9/1/37                                      1,321,437
         2,000,000  Tustin Unified School District
                    Special Tax Rev., (Community
                    Facilities District No. 97-1),
                    6.375%, 9/1/08, Prerefunded at
                    102% of Par(4)                                     2,083,860
         1,500,000  University of California Rev.,
                    Series 2003 A, 5.00%,
                    5/15/23 (Ambac)                                    1,568,985
         2,500,000  Val Verde Unified School District
                    Special Tax Rev., 5.40%, 9/1/30                    2,443,750
         2,600,000  Val Verde Unified School District
                    Special Tax Rev., 5.45%, 9/1/36                    2,528,058
         2,500,000  West Basin Municipal Water
                    District COP, Series 2003 A,
                    5.00%, 8/1/30 (MBIA)                               2,577,550
         1,000,000  West Sacramento Special Tax
                    Rev., (Community Facilities
                    District No. 10), 6.20%, 9/1/09,
                    Prerefunded at 102% of Par(4)                      1,061,880
         3,235,000  West Sacramento Special Tax
                    Rev., (Community Facilities
                    District No. 10), 6.75%, 9/1/09,
                    Prerefunded at 102% of Par(4)                      3,465,138
         1,740,000  West Sacramento Special Tax
                    Rev., (Community Facilities
                    District No. 20), 5.30%, 9/1/35                    1,623,925
         2,080,000  Westlands Water District COP,
                    Series 2005 A, 5.00%,
                    9/1/25 (MBIA)                                      2,153,362
         2,270,000  Yuba City Redevelopment
                    Agency Tax Allocation Rev.,
                    5.70%, 9/1/24                                      2,332,561
         2,000,000  Yuba City Redevelopment
                    Agency Tax Allocation Rev.,
                    6.00%, 9/1/31                                      2,030,240
         1,860,000  Yuba City Redevelopment
                    Agency Tax Allocation Rev.,
                    5.375%, 9/1/32 (RADIAN)                            1,893,034
         3,330,000  Yuba City Redevelopment Agency
                    Tax Allocation Rev., 5.375%,
                    9/1/39 (RADIAN)                                    3,373,856
         2,895,000  Yuba City Unified School District
                    GO, 6.05%, 9/1/24 (FGIC)(1)                        1,307,816
         1,500,000  Yuba City Unified School District
                    GO, 6.05%, 3/1/25 (FGIC)(1)                          659,505
                                                                 ---------------
                                                                     617,610,778
                                                                 ---------------
GUAM - 1.3%
         9,250,000  Guam Government GO, Series
                    2007 A, 5.25%, 11/15/37(3)                         8,611,287
                                                                 ---------------

CALIFORNIA HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
PUERTO RICO - 3.1%
         7,800,000  Puerto Rico Electric Power Auth.
                    Rev., Series 2007 UU, VRDN,
                    4.21%, 1/1/08, resets quarterly
                    at 67% of the 3-month LIBOR
                    plus 0.70% with no caps(3)                         6,929,286
         1,855,000  Puerto Rico GO, Series 2006 A,
                    (Public Improvement), 5.25%,
                    7/1/16, Prerefunded at 100%
                    of Par(3)(4)                                       2,087,302
         1,145,000  Puerto Rico GO, Series 2006 A,
                    (Public Improvement),
                    5.25%, 7/1/30(3)                                   1,161,935
        10,000,000  Puerto Rico Sales Tax Financing
                    Corp. Rev., Series 2007 A, VRDN,
                    4.22%, 2/1/08, resets quarterly at
                    67% of the 3-month LIBOR plus
                    0.93% with no caps(3)                             10,000,000
                                                                 ---------------
                                                                      20,178,523
                                                                 ---------------
U.S. VIRGIN ISLANDS - 0.3%
         2,000,000  Virgin Islands Water & Power
                    Auth. Electric System Rev., Series
                    2007 A, 5.00%, 7/1/31                              1,964,580
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                           648,365,168
(Cost $640,983,304)                                              ---------------

SHORT-TERM MUNICIPAL SECURITIES - 0.8%
PUERTO RICO - 0.8%
         5,000,000  Government Development Bank
                    of Puerto Rico Rev., 4.35%,
                    12/4/07                                            5,000,150
(Cost $5,000,000)                                                ---------------

TOTAL INVESTMENT SECURITIES - 99.8%                                  653,365,318
                                                                 ---------------
(Cost $645,983,304)

OTHER ASSETS AND LIABILITIES - 0.2%                                    1,304,328
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 654,669,646
                                                                 ===============

CALIFORNIA HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
FUTURES CONTRACTS
                                  Expiration     Underlying Face     Unrealized
Contracts Purchased                  Date        Amount at Value     Gain (Loss)
--------------------------------------------------------------------------------
930 U.S. Treasury 2-Year Notes    March 2008      $195,401,719        $274,001
                                                ================================

                                  Expiration     Underlying Face     Unrealized
Contracts Sold                       Date        Amount at Value     Gain (Loss)
--------------------------------------------------------------------------------
514 U.S. Treasury 10-Year Notes   March 2008       $58,186,406       $(854,474)
                                                ================================

NOTES TO SCHEDULE OF INVESTMENTS
Ambac = Ambac Assurance Corporation
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.
FSA = Financial Security Assurance, Inc.
GO = General Obligation
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
MBIA = MBIA Insurance Corporation
RADIAN = Radian Asset Assurance, Inc.
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective November 30, 2007.
XLCA = XL Capital Ltd.
(1) Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(2) When-issued security.
(3) Security, or a portion thereof, has been segregated for futures contracts and/or when-issued securities.
(4) Escrowed to maturity in U.S. government securities or state and local government securities.
(5) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at November 30, 2007, was $563,956, which represented 0.1% of total net assets.

CALIFORNIA HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of November 30, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 646,033,067
                                                                 ===============
Gross tax appreciation of investments                             $  20,280,661
Gross tax depreciation of investments                               (12,948,410)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $   7,332,251
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS

By:      /s/    Jonathan S. Thomas
         -------------------------------------------
         Name:  Jonathan S. Thomas
         Title: President

Date:    January 28, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/    Jonathan S. Thomas
         -------------------------------------------
         Name:  Jonathan S. Thomas
         Title: President
                (principal executive officer)

Date:    January 28, 2008

By:      /s/    Robert J. Leach
         -------------------------------------------
         Name:  Robert J. Leach
         Title: Vice President, Treasurer, and
                Chief Financial Officer
                (principal financial officer)

Date:    January 28, 2008